SCHWABFUNDS-Registered TradeMark-




                      SCHWAB MARKETTRACK
                      PORTFOLIOS-TradeMark-



                      - ALL EQUITY

                      - GROWTH

                      - BALANCED

                      - CONSERVATIVE



                    Semiannual Report
                    April 30, 1999

SCHWAB MARKETTRACK PORTFOLIOS-TM-

We are pleased to bring you this semiannual report for the Schwab MarketTrack Portfolios (the Portfolios) for the six-month period ended April 30, 1999. In this report you will find performance statistics and other useful information for the following Portfolios:

  - Schwab MarketTrack All Equity Portfolio

  - Schwab MarketTrack Growth Portfolio

  - Schwab MarketTrack Balanced Portfolio

  - Schwab MarketTrack Conservative Portfolio

Each of the Portfolios provides an easy, convenient way to diversify your investment among major asset categories--stocks, bonds and cash equivalents.* Through a single investment, you may benefit from asset allocation, an investing strategy designed to achieve an optimal balance between risk and return. In fact, research has shown that one of the greatest impacts on investment returns may be the asset allocation decision (the mix of stocks, bonds and cash equivalents) rather than market timing or individual stock selection.

The primary difference among the four Schwab MarketTrack Portfolios is the proportion of each that is invested in stocks. Each Portfolio targets a different mix of investments, as described more fully in the following pages, and employs an index-based approach to capturing the returns inherent in the asset categories by investing primarily in Schwab index funds.

* The Schwab All Equity Portfolio does not target investing in bonds or cash.

FUND LISTINGS

The MarketTrack Portfolios are listed in THE WALL STREET JOURNAL, USA TODAY, INVESTOR'S BUSINESS DAILY and most local newspapers as follows under the heading SCHWABFUNDS:-Registered Trademark-

NEWSPAPER LISTING +     SYMBOL
MT AllEq                SWEGX
MT Gro                  SWHGX
MT Bal                  SWBGX
MT Cons                 SWCGX

+ Note that newspaper listings will indicate the previous day's quotation.

CONTENTS

----------------------------------------------------
A Message from the Chairman                        1
----------------------------------------------------
What Every Investor Should Know                    2
----------------------------------------------------
Market Overview                                    4
----------------------------------------------------
Schwab MarketTrack All Equity Portfolio
  PORTFOLIO PERFORMANCE                            8
  SCHWAB PORTFOLIO SNAPSHOT                       10
----------------------------------------------------
Schwab MarketTrack Growth Portfolio
  PORTFOLIO PERFORMANCE                           12
  PORTFOLIO SNAPSHOT                              14
----------------------------------------------------
Schwab MarketTrack Balanced Portfolio
  PORTFOLIO PERFORMANCE                           16
  PORTFOLIO SNAPSHOT                              18
----------------------------------------------------
Schwab MarketTrack Conservative Portfolio
  PORTFOLIO PERFORMANCE                           20
  PORTFOLIO SNAPSHOT                              22
----------------------------------------------------
The Portfolio Management Team                     24
----------------------------------------------------
Portfolio Discussion                              25
----------------------------------------------------
Glossary                                          28
----------------------------------------------------
Financial Statements and Notes                    29
----------------------------------------------------

A MESSAGE FROM THE CHAIRMAN

Dear Shareholder,

[PHOTO]

During the past several years, the benefits of investing have been readily apparent, while the risks have been somewhat less obvious. Over the past six months, however, investors have been subject to sharp drops and big recoveries, sometimes within the same day. After enjoying near-perfect market conditions for years, investors have had to adjust to significant economic and political developments, both here and abroad, that have contributed to rapid sentiment swings and market turbulence. These developments have been accentuated by the lingering expectation that stock prices are long overdue for a correction according to several traditional, widely followed indicators. In spite of this recent volatility, however, the markets continue to flourish, boosted by low inflation, solid economic growth, low interest rates, a strong dollar and an influx of money from investors.

All this serves to remind us that although the market's extreme ups and downs can be harrowing, they are a natural part of market dynamics. That's why we think it's a good time to reaffirm one of our primary investment principles:
Regardless of short-term market trends, our philosophy has always been that REGULAR INVESTING is the best strategy over the long term. You've already taken an important step in building a portfolio that can help you meet your future goals. On the following pages, we've provided guidelines to help ensure that you can reach your goals by establishing--or maintaining--an ongoing investment program.

NEW INVESTMENT OPPORTUNITY TO CONSIDER

If you're looking for an investment that covers all the corners of the U.S. stock market, consider Schwab's newest offering, the Schwab Total Stock Market Index Fund.-TM- The Fund seeks to track the performance of the U.S. stock market as measured by the Wilshire 5000 Index, the broadest measure of domestic stock market performance available. The end result: Fund investors can benefit from exposure to U.S. companies of all types and all sizes--all in a single, low-cost investment. For more information, including a prospectus that details the Fund's management fees and expenses, please call us at 800-435-4000. Please read the prospectus carefully before investing.

The support of investors like you has helped SchwabFunds-Registered Trademark-become one of the largest and fastest-growing mutual fund families in the nation. SchwabFunds' Investment Adviser, Charles Schwab Investment Management, Inc. (CSIM), now manages more than $90 billion in assets on behalf of approximately 3.5 million shareholders. We offer a broad spectrum of 39 mutual funds for investors with varying financial situations and goals.

Thank you for your investment in SchwabFunds. For its part, SchwabFunds will do everything we can to warrant the trust you have placed in us and we'll continue to provide investors with smart, high-quality, cost-efficient investment solutions. As always, feel free to contact us if you have any questions.

Sincerely,

/s/ Charles R. Schwab
Charles R. Schwab
April 30, 1999

 THE YEAR 2000 AND EURO CONVERSION ISSUES

  Two issues with the potential to disrupt portfolio operations and affect performance are the inability of some computers to recognize the year 2000, and the conversion of certain European currencies to the euro, which began on January 1, 1999. The Investment Adviser will continue to take steps to enable its systems to handle these changes. With regard to the year 2000 problem, the Investment Adviser is also seeking assurances that its service providers and business partners are taking similar steps as well. It is impossible to know in advance however, exactly how either of these issues will affect portfolio administration, portfolio performance (particularly for portfolios with European exposure) or securities markets in general.

WHAT EVERY INVESTOR SHOULD KNOW

WHY ASSET ALLOCATION MATTERS

As most investors know, one of the most compelling reasons to invest in a mutual fund is diversification. By allocating your assets across many different securities, a fund can help reduce the risk that you might otherwise encounter by owning just a few stocks or bonds.

But remember that diversification across asset classes can be just as important as diversification within one of the mutual funds you own. As you probably know, stocks historically have offered much higher returns over the long term than bonds, cash or other asset classes, but those returns have come at the price of higher volatility. To help mitigate some of that risk, many investors often include at least some bonds and cash in their portfolios. They also diversify their exposure across different stock market segments--such as large-cap and small-cap U.S. stocks and international stocks, which have tended to move with less-than-perfect correlation over time. In short, allocating assets across market segments may help reduce your overall portfolio risk.

Asset allocation can sound simple in theory, but most individual investors find it difficult to put into practice. Few of us have the time or resources to keep track of the market and maintain balanced exposure across asset classes. For example, if stocks perform especially well during a certain period, your equity exposure may grow to take up a bigger share of your portfolio than you're comfortable with.

That's why it makes a lot of sense to "automate" your asset allocation decisions. Schwab has developed a broad spectrum of portfolio solutions that make it convenient for you to apply this time-tested investment strategy. If you'd like more information, please access our Web site at www.schwab.com/schwabfunds, call us at 800-435-4000 or visit the Schwab branch nearest you.

REGULAR INVESTING STRATEGIES

Another way to help dampen the effects of short-term market volatility is to invest the same amount of money on a regular basis. With this investment strategy, known as DOLLAR-COST AVERAGING, you automatically buy more shares when stock or bond prices are low and fewer when they're high.

A hypothetical example can help illustrate this concept. Let's say you invest $400 on a monthly basis in a single mutual fund, as shown below. Because of fluctuating prices, your per-share purchase price varies monthly. A simple average of your five purchase prices would yield $8.20 per share; however, your AVERAGE COST BASIS (your total investment divided by the number of shares actually purchased) would be significantly lower--by more than $0.50 per share. The net result in this example is that your average cost per share is reduced and you'd have purchased more shares than you would have had you paid the average share price over the five-month period.

                                                    No. of
                           Fixed                    Shares
                        Investment   Share Price   Purchased
-------------------------------------------------------------
Month 1                       $400          $10           40
-------------------------------------------------------------
Month 2                       $400           $8           50
-------------------------------------------------------------
Month 3                       $400           $5           80
-------------------------------------------------------------
Month 4                       $400           $8           50
-------------------------------------------------------------
Month 5                       $400          $10           40
-------------------------------------------------------------
Totals                      $2,000          $41          260
-------------------------------------------------------------
AVERAGE SHARE PRICE ($41 DIVIDED BY 5 periods):        $8.20
YOUR AVERAGE COST BASIS
  ($2,000 DIVIDED BY 260 shares):                      $7.69
PER-SHARE ADVANTAGE:                                   $0.51

 This example is for illustrative purposes only and is not intended to predict or guarantee the performance of any particular fund available through Schwab.

(Of course, in this example, hindsight shows you that your best move would have been to invest your entire $2,000 in Month 3, when the share price was at a low of $5--but it's unlikely that you would have been able to predict that.)

 SCHWAB'S 10 INVESTING PRINCIPLES

  1. START WITH THE BASICS FOR LONG-TERM INVESTING.

  2. GET STARTED NOW!

  3. KNOW YOURSELF.

  4. INVEST IN THE STOCK MARKET FOR GROWTH.

  5. TAKE A LONG-TERM VIEW.

  6. BUILD A DIVERSIFIED PORTFOLIO.

  7. CONSIDER BONDS AND CASH FOR DIVERSIFICATION AND INCOME.

  8. MINIMIZE YOUR EXPENSES.

  9. STAY ON TRACK.

 10. BECOME A LIFELONG INVESTOR.

In addition to reducing your per-share costs over time, dollar-cost averaging provides another benefit: the discipline of investing regularly. You're more likely to maintain a regular investment plan if it's automatic: You don't have to think about it, and you minimize any propensity to skip an investment in favor of some other expenditure. To encourage this discipline, Schwab offers you two convenient, no-cost ways to begin or maintain a program of regular investing:

Schwab's AUTOMATIC INVESTMENT PLAN (AIP) allows you to automatically purchase--on a regular basis--additional shares in mutual funds that you already own. For amounts as little as $100 per month, you can use the cash or sweep shares of your existing Schwab Money Fund,(1) or you can enroll in MONEYLINK,-Registered Trademark- Schwab's electronic transfer service, to automatically transfer money to your Schwab account.

With MoneyLink, you can arrange to regularly and automatically transfer money between your bank account and your Schwab account. It's a convenient way to build your investment over time.

Please be aware that these programs--and dollar-cost averaging in general--do not ensure a profit or protect against a loss, and investors should know that markets fall as well as rise. Because dollar-cost averaging involves continuous investment in securities regardless of fluctuating prices, you should consider your financial ability to purchase in both up and down markets. Over the long term, however, dollar-cost averaging may help smooth out volatility caused by short-term market trends. For more information, please call us at 800-435-4000.

WE MAKE IT EASY TO INVEST

We try to make it easy and convenient for you to invest in our SchwabFunds.-Registered Trademark- In addition to our automated methods, you can also invest through our Web site at www.schwab.com, through our automated touchtone telephone service, TeleBroker,-Registered Trademark- by calling 800-272-4922, or in person at any of our nationwide branches.

 KEEPING YOU INFORMED

  You can find a wealth of information about our investment philosophy and Funds, as well as the market and economic environment, at our Web site: www.schwab.com/schwabfunds.

(1) Includes uninvested cash and margin cash available. If sufficient cash is not available, your automatic purchases will not be made.

MARKET OVERVIEW

U.S. ECONOMIC GROWTH

The U.S. economy, as measured by gross domestic product (GDP), continued its remarkable expansion with a strong real growth rate of 4.3% during 1998 and 4.1% during the first quarter of 1999--a rate well in excess of the Federal Reserve's estimate of the long-term maximum sustainable non-inflationary growth rate. The first quarter marked the thirty-second consecutive quarter of positive growth--the longest peacetime expansion ever. Strong consumer spending leveraged by record domestic stock market levels and its associated wealth effect continued to provide momentum for this historic expansion.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

   REAL GDP GROWTH RATE
QUARTERLY PERCENTAGE CHANGE
     (ANNUALIZED RATE)
Q1 1990                                           3.9%
Q2 1990                                           1.2%
Q3 1990                                          -1.9%
Q4 1990                                          -4.0%
Q1 1991                                          -2.1%
Q2 1991                                           1.8%
Q3 1991                                           1.0%
Q4 1991                                           1.0%
Q1 1992                                           4.7%
Q2 1992                                           2.5%
Q3 1992                                           3.0%
Q4 1992                                           4.3%
Q1 1993                                           0.1%
Q2 1993                                           2.0%
Q3 1993                                           2.1%
Q4 1993                                           5.3%
Q1 1994                                           3.0%
Q2 1994                                           4.7%
Q3 1994                                           1.8%
Q4 1994                                           3.6%
Q1 1995                                           1.7%
Q2 1995                                           0.4%
Q3 1995                                           3.3%
Q4 1995                                           2.8%
Q1 1996                                           3.3%
Q2 1996                                           6.1%
Q3 1996                                           2.1%
Q4 1996                                           4.2%
Q1 1997                                           4.2%
Q2 1997                                           4.0%
Q3 1997                                           4.2%
Q4 1997                                           3.0%
Q1 1998                                           5.5%
Q2 1998                                           1.8%
Q3 1998                                           3.7%
Q4 1998                                           6.0%
Q1 1999                                           4.1%
Source: BLOOMBERG L.P.

At the time of this writing, the consensus of most economists is that the U.S. economy appears poised for continued growth, but at a more moderate rate than during 1998. High levels of consumer spending and confidence, low interest rates, rising real wages and strong gains in stock prices have been the principal factors continuing this lengthy expansion. Although an ongoing concern, the impact of international economic problems on the U.S. economy has been less severe than many originally predicted. Going forward, the behavior of domestic consumers in response to continued stock market volatility may also be a key determinant of whether the economy continues on its current course or softens throughout the remainder of 1999.

UNEMPLOYMENT

After declining to 4.2% in March--the lowest level in 28 years--the U.S. unemployment rate stood at 4.3% in April. Labor markets continue to be extremely tight, growth in the labor force has slowed, and there continues to be concern that wage increases may begin to put more pressure on labor costs (refer to Employment Cost Index on the facing page).

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

U.S. UNEMPLOYMENT RATE
Jan-90                             5.4%
Feb-90                             5.3%
Mar-90                             5.2%
Apr-90                             5.4%
May-90                             5.4%
Jun-90                             5.2%
Jul-90                             5.5%
Aug-90                             5.7%
Sep-90                             5.9%
Oct-90                             5.9%
Nov-90                             6.2%
Dec-90                             6.3%
Jan-91                             6.4%
Feb-91                             6.6%
Mar-91                             6.8%
Apr-91                             6.7%
May-91                             6.9%
Jun-91                             6.9%
Jul-91                             6.8%
Aug-91                             6.9%
Sep-91                             6.9%
Oct-91                             7.0%
Nov-91                             7.0%
Dec-91                             7.3%
Jan-92                             7.3%
Feb-92                             7.4%
Mar-92                             7.4%
Apr-92                             7.4%
May-92                             7.6%
Jun-92                             7.8%
Jul-92                             7.7%
Aug-92                             7.6%
Sep-92                             7.6%
Oct-92                             7.3%
Nov-92                             7.4%
Dec-92                             7.4%
Jan-93                             7.3%
Feb-93                             7.1%
Mar-93                             7.0%
Apr-93                             7.1%
May-93                             7.1%
Jun-93                             7.0%
Jul-93                             6.9%
Aug-93                             6.8%
Sep-93                             6.7%
Oct-93                             6.8%
Nov-93                             6.6%
Dec-93                             6.5%
Jan-94                             6.6%
Feb-94                             6.6%
Mar-94                             6.5%
Apr-94                             6.4%
May-94                             6.1%
Jun-94                             6.1%
Jul-94                             6.3%
Aug-94                             6.0%
Sep-94                             5.8%
Oct-94                             5.8%
Nov-94                             5.6%
Dec-94                             5.5%
Jan-95                             5.6%
Feb-95                             5.4%
Mar-95                             5.3%
Apr-95                             5.8%
May-95                             5.8%
Jun-95                             5.6%
Jul-95                             5.6%
Aug-95                             5.7%
Sep-95                             5.6%
Oct-95                             5.5%
Nov-95                             5.7%
Dec-95                             5.6%
Jan-96                             5.6%
Feb-96                             5.5%
Mar-96                             5.6%
Apr-96                             5.5%
May-96                             5.6%
Jun-96                             5.3%
Jul-96                             5.5%
Aug-96                             5.1%
Sep-96                             5.2%
Oct-96                             5.2%
Nov-96                             5.3%
Dec-96                             5.4%
Jan-97                             5.3%
Feb-97                             5.3%
Mar-97                             5.1%
Apr-97                             5.0%
May-97                             4.7%
Jun-97                             5.0%
Jul-97                             4.7%
Aug-97                             4.9%
Sep-97                             4.7%
Oct-97                             4.7%
Nov-97                             4.6%
Dec-97                             4.7%
Jan-98                             4.5%
Feb-98                             4.6%
Mar-98                             4.6%
Apr-98                             4.3%
May-98                             4.3%
Jun-98                             4.5%
Jul-98                             4.5%
Aug-98                             4.5%
Sep-98                             4.5%
Oct-98                             4.5%
Nov-98                             4.4%
Dec-98                             4.3%
Jan-99                             4.3%
Feb-99                             4.4%
Mar-99                             4.2%
Apr-99                             4.3%
Source: BLOOMBERG L.P.

INFLATION

Despite a surprisingly high Consumer Price Index (CPI) report for April (a 0.7% increase for the month), price inflation continued to remain well contained. The CPI rose just 2.3% for the year ended April 1999. Its core rate (which excludes the more volatile food and energy components) rose 2.2%. For all of 1998, overall producer prices fell 0.1% after dropping 1.2% in 1997, marking the first time that the index, which was created in 1947, has fallen for two consecutive years. The markets reacted nervously following the April CPI report, not knowing whether it represented an aberration or the beginning of a trend.

The Employment Cost Index, which measures inflation in wages, salaries and benefits, was also well contained, increasing 3.0% for the year ended March 1999.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

   MEASURES OF INFLATION
                             QUARTERLY EMPLOYMENT COST INDEX  MONTHLY CONSUMER PRICE INDEX
Jan-90                                                  5.5%                          5.2%
Feb-90                                                  5.5%                          5.3%
Mar-90                                                  5.5%                          5.2%
Apr-90                                                  5.4%                          4.7%
May-90                                                  5.4%                          4.4%
Jun-90                                                  5.4%                          4.7%
Jul-90                                                  5.2%                          4.8%
Aug-90                                                  5.2%                          5.6%
Sep-90                                                  5.2%                          6.2%
Oct-90                                                  4.9%                          6.3%
Nov-90                                                  4.9%                          6.3%
Dec-90                                                  4.9%                          6.1%
Jan-91                                                  4.6%                          5.7%
Feb-91                                                  4.6%                          5.3%
Mar-91                                                  4.6%                          4.9%
Apr-91                                                  4.6%                          4.9%
May-91                                                  4.6%                          5.0%
Jun-91                                                  4.6%                          4.7%
Jul-91                                                  4.3%                          4.4%
Aug-91                                                  4.3%                          3.8%
Sep-91                                                  4.3%                          3.4%
Oct-91                                                  4.3%                          2.9%
Nov-91                                                  4.3%                          3.0%
Dec-91                                                  4.3%                          3.1%
Jan-92                                                  4.0%                          2.6%
Feb-92                                                  4.0%                          2.8%
Mar-92                                                  4.0%                          3.2%
Apr-92                                                  3.6%                          3.2%
May-92                                                  3.6%                          3.0%
Jun-92                                                  3.6%                          3.1%
Jul-92                                                  3.5%                          3.2%
Aug-92                                                  3.5%                          3.1%
Sep-92                                                  3.5%                          3.0%
Oct-92                                                  3.5%                          3.2%
Nov-92                                                  3.5%                          3.0%
Dec-92                                                  3.5%                          2.9%
Jan-93                                                  3.5%                          3.3%
Feb-93                                                  3.5%                          3.2%
Mar-93                                                  3.5%                          3.1%
Apr-93                                                  3.6%                          3.2%
May-93                                                  3.6%                          3.2%
Jun-93                                                  3.6%                          3.0%
Jul-93                                                  3.6%                          2.8%
Aug-93                                                  3.6%                          2.8%
Sep-93                                                  3.6%                          2.7%
Oct-93                                                  3.5%                          2.8%
Nov-93                                                  3.5%                          2.7%
Dec-93                                                  3.5%                          2.7%
Jan-94                                                  3.2%                          2.5%
Feb-94                                                  3.2%                          2.5%
Mar-94                                                  3.2%                          2.5%
Apr-94                                                  3.2%                          2.4%
May-94                                                  3.2%                          2.3%
Jun-94                                                  3.2%                          2.5%
Jul-94                                                  3.2%                          2.8%
Aug-94                                                  3.2%                          2.9%
Sep-94                                                  3.2%                          3.0%
Oct-94                                                  3.0%                          2.6%
Nov-94                                                  3.0%                          2.7%
Dec-94                                                  3.0%                          2.7%
Jan-95                                                  2.9%                          2.8%
Feb-95                                                  2.9%                          2.9%
Mar-95                                                  2.9%                          2.9%
Apr-95                                                  2.9%                          3.1%
May-95                                                  2.9%                          3.2%
Jun-95                                                  2.9%                          3.0%
Jul-95                                                  2.7%                          2.8%
Aug-95                                                  2.7%                          2.6%
Sep-95                                                  2.7%                          2.5%
Oct-95                                                  2.7%                          2.8%
Nov-95                                                  2.7%                          2.6%
Dec-95                                                  2.7%                          2.5%
Jan-96                                                  2.8%                          2.7%
Feb-96                                                  2.8%                          2.7%
Mar-96                                                  2.8%                          2.8%
Apr-96                                                  2.9%                          2.9%
May-96                                                  2.9%                          2.9%
Jun-96                                                  2.9%                          2.8%
Jul-96                                                  2.8%                          3.0%
Aug-96                                                  2.8%                          2.9%
Sep-96                                                  2.8%                          3.0%
Oct-96                                                  2.9%                          3.0%
Nov-96                                                  2.9%                          3.3%
Dec-96                                                  2.9%                          3.3%
Jan-97                                                  2.9%                          3.0%
Feb-97                                                  2.9%                          3.0%
Mar-97                                                  2.9%                          2.8%
Apr-97                                                  2.8%                          2.5%
May-97                                                  2.8%                          2.2%
Jun-97                                                  2.8%                          2.3%
Jul-97                                                  3.0%                          2.2%
Aug-97                                                  3.0%                          2.2%
Sep-97                                                  3.0%                          2.2%
Oct-97                                                  3.3%                          2.1%
Nov-97                                                  3.3%                          1.8%
Dec-97                                                  3.3%                          1.7%
Jan-98                                                  3.3%                          1.6%
Feb-98                                                  3.3%                          1.4%
Mar-98                                                  3.3%                          1.4%
Apr-98                                                  3.5%                          1.4%
May-98                                                  3.5%                          1.7%
Jun-98                                                  3.5%                          1.7%
Jul-98                                                  3.5%                          1.7%
Aug-98                                                  3.7%                          1.6%
Sep-98                                                  3.7%                          1.5%
Oct-98                                                  3.4%                          1.5%
Nov-98                                                  3.4%                          1.5%
Dec-98                                                  3.4%                          1.6%
Jan-99                                                  3.0%                          1.7%
Feb-99                                                  3.0%                          1.6%
Mar-99                                                  3.0%                          1.7%
Apr-99                                                                                2.3%
Source: BLOOMBERG L.P.

Although price inflation has been well contained, the combination of a tight labor market (as evidenced by low unemployment rates) and strong economic growth typically leads to inflationary pressures on wages and, ultimately, prices. In this environment productivity growth becomes particularly important. Strong productivity gains allow companies to pay higher wages without raising prices. Non-farm productivity grew 2.2% in 1998 and a strong 3.5% annualized rate in the first quarter of 1999, continuing a healthy trend that began in 1996.

ASSET CLASS PERFORMANCE

Following a sharp correction in July and August, the domestic equities market rallied strongly during the six-month reporting period ended April 30, 1999.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

        TOTAL RETURN PERFORMANCE
  GROWTH OF A HYPOTHETICAL $1 INVESTMENT

            MSCI-EAFE (ND) INDEX  S&P 500 INDEX   RUSSELL 2000 SMALL-CAP INDEX    LEHMAN AGGREGATE BOND INDEX
Oct-98                     $1.0           $1.00                          $1.00                         $1.00
Nov-98                     $105           $1.06                          $1.05                         $1.01
Dec-98                     $.12           $1.12                          $1.09                         $1.01
Jan-99                     1.13           $1.17                          $1.09                         $1.02
Feb-99                    $1.04           $1.13                          $1.06                         $1.00
Mar-99                    $1.06           $1.18                          $1.11                         $1.00
Apr-99                    $1.15           $1.22                          $1.15                         $1.00
COMPILED BY CHARLES SCHWAB & CO., INC.

Large-cap domestic stocks, as represented by the S&P 500-Registered Trademark-Index, continued to be the strongest-performing asset class, achieving a total return of 22.31% for the six-month period. Even within the S&P 500, the strongest performance was concentrated in the very largest stocks. Small-cap stocks, as represented by the Russell 2000-Registered Trademark- Index, also experienced a strong total return of 15.16%.

Assisted by the rebound in Asian markets, international stock returns, as represented by the Morgan Stanley Capital International Europe,

Australasia, Far East (MSCI-EAFE)-Registered Trademark- Index, experienced a positive total return of 15.28% for the six-month reporting period.

Reflecting the moderate rise in intermediate and long-term interest rates, fixed income returns were generally weak for the period. Bond returns, as represented by the Lehman Brothers Aggregate Bond Index, were 0.69% for the six-month reporting period.

U.S. EQUITY VALUATION

The price/earnings (P/E) ratio for the S&P 500-Registered Trademark- Index reached new record highs during the reporting period and ended the period at a lofty 33.9 times earnings, more than twice its long-term average. The P/E ratio, also known as a multiple, is the price of a stock divided by its earnings per share, and generally indicates how much investors are willing to pay for a company's earnings potential. Based on other traditional market valuation measures, such as price/book (P/B) ratio or dividend yield, the U.S. stock market continues to remain at record high valuation levels.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

  S&P 500 PRICE/EARNINGS RATIO

Jan-90                                 14.37
Feb-90                                 14.21
Mar-90                                 14.77
Apr-90                                 14.82
May-90                                 15.84
Jun-90                                 16.66
Jul-90                                 16.65
Aug-90                                 15.57
Sep-90                                  14.9
Oct-90                                 14.36
Nov-90                                 14.59
Dec-90                                 15.19
Jan-91                                 14.95
Feb-91                                 16.82
Mar-91                                 17.48
Apr-91                                 17.85
May-91                                 17.92
Jun-91                                 17.96
Jul-91                                 18.07
Aug-91                                 19.72
Sep-91                                 19.88
Oct-91                                 19.92
Nov-91                                 21.02
Dec-91                                 21.85
Jan-92                                 23.35
Feb-92                                 23.83
Mar-92                                 25.45
Apr-92                                 25.51
May-92                                 25.71
Jun-92                                 25.08
Jul-92                                 25.61
Aug-92                                  25.5
Sep-92                                 24.37
Oct-92                                 23.94
Nov-92                                 24.08
Dec-92                                 24.01
Jan-93                                  24.2
Feb-93                                 24.25
Mar-93                                 24.22
Apr-93                                  23.2
May-93                                 23.21
Jun-93                                 22.58
Jul-93                                 22.52
Aug-93                                 23.02
Sep-93                                 23.74
Oct-93                                 23.97
Nov-93                                 22.55
Dec-93                                 23.55
Jan-94                                 22.98
Feb-94                                 21.17
Mar-94                                 20.34
Apr-94                                  20.1
May-94                                 20.16
Jun-94                                 19.76
Jul-94                                 18.64
Aug-94                                  18.9
Sep-94                                 18.26
Oct-94                                 17.55
Nov-94                                 16.58
Dec-94                                 16.98
Jan-95                                 16.23
Feb-95                                  16.2
Mar-95                                  16.5
Apr-95                                 16.02
May-95                                 16.43
Jun-95                                 16.82
Jul-95                                 16.55
Aug-95                                 16.18
Sep-95                                 16.86
Oct-95                                 16.18
Nov-95                                 17.14
Dec-95                                 17.41
Jan-96                                 18.11
Feb-96                                 18.56
Mar-96                                 18.94
Apr-96                                 19.16
May-96                                 19.48
Jun-96                                  19.3
Jul-96                                 18.31
Aug-96                                 18.62
Sep-96                                 19.75
Oct-96                                  19.6
Nov-96                                 21.05
Dec-96                                  20.7
Jan-97                                 20.55
Feb-97                                 20.98
Mar-97                                 19.87
Apr-97                                 20.24
May-97                                 21.43
Jun-97                                 22.45
Jul-97                                 23.92
Aug-97                                 22.64
Sep-97                                    24
Oct-97                                 22.84
Nov-97                                 24.02
Dec-97                                 24.51
Jan-98                                 24.99
Feb-98                                 26.44
Mar-98                                 27.76
Apr-98                                 26.51
May-98                                 26.12
Jun-98                                 27.09
Jul-98                                 26.78
Aug-98                                 22.77
Sep-98                                 24.23
Oct-98                                 27.58
Nov-98                                 30.14
Dec-98                                 31.97
Jan-99                                 33.29
Feb-99                                 32.65
Mar-99                                 33.78
Apr-99                                  33.9
30-Year Average                        15.26
Source: BLOOMBERG L.P.

TREASURY YIELDS

Following an extended period of falling interest rates that began with the market's response to developing international economic problems in the second quarter of 1997, both long-term and intermediate-term rates reversed course and began to trend upward in October 1998. Scaled-back concerns about the impact of international economic problems and continued strong growth of the domestic economy, with no evidence that it will slow soon, were the primary drivers of the reversal of the downward trend in rates.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

    30-YEAR AND FIVE-YEAR TREASURY BOND YIELDS

                                                    30-Year Treasury  Five-Year Treasury
                                                       Bond Yield         Note Yield
11/2/98                                                        5.24%               4.40%
11/3/98                                                        5.22%               4.37%
11/4/98                                                        5.33%               4.48%
11/5/98                                                        5.36%               4.49%
11/6/98                                                        5.39%               4.59%
11/9/98                                                        5.29%               4.54%
11/10/98                                                       5.29%               4.50%
11/11/98                                                       5.29%               4.50%
11/12/98                                                       5.25%               4.47%
11/13/98                                                       5.25%               4.50%
11/16/98                                                       5.29%               4.57%
11/17/98                                                       5.29%               4.57%
11/18/98                                                       5.25%               4.58%
11/19/98                                                       5.24%               4.62%
11/20/98                                                       5.22%               4.60%
11/23/98                                                       5.25%               4.62%
11/24/98                                                       5.22%               4.62%
11/25/98                                                       5.19%               4.63%
11/26/98                                                       5.19%               4.63%
11/27/98                                                       5.16%               4.59%
11/30/98                                                       5.06%               4.48%
12/1/98                                                        5.04%               4.41%
12/2/98                                                        5.02%               4.32%
12/3/98                                                        5.00%               4.26%
12/4/98                                                        5.04%               4.39%
12/7/98                                                        5.03%               4.44%
12/8/98                                                        4.99%               4.38%
12/9/98                                                        4.98%               4.36%
12/10/98                                                       4.96%               4.32%
12/11/98                                                       5.02%               4.39%
12/14/98                                                       4.99%               4.33%
12/15/98                                                       5.03%               4.39%
12/16/98                                                       4.99%               4.29%
12/17/98                                                       5.01%               4.35%
12/18/98                                                       5.00%               4.36%
12/21/98                                                       5.06%               4.44%
12/22/98                                                       5.14%               4.51%
12/23/98                                                       5.18%               4.64%
12/24/98                                                       5.21%               4.71%
12/25/98                                                       5.22%               4.71%
12/28/98                                                       5.15%               4.63%
12/29/98                                                       5.10%               4.57%
12/30/98                                                       5.09%               4.53%
12/31/98                                                       5.10%               4.54%
1/1/99                                                         5.10%               4.54%
1/4/99                                                         5.15%               4.56%
1/5/99                                                         5.21%               4.62%
1/6/99                                                         5.16%               4.57%
1/7/99                                                         5.22%               4.63%
1/8/99                                                         5.27%               4.73%
1/11/99                                                        5.31%               4.79%
1/12/99                                                        5.22%               4.67%
1/13/99                                                        5.13%               4.56%
1/14/99                                                        5.06%               4.46%
1/15/99                                                        5.11%               4.55%
1/18/99                                                        5.12%               4.55%
1/19/99                                                        5.15%               4.61%
1/20/99                                                        5.17%               4.64%
1/21/99                                                        5.13%               4.56%
1/22/99                                                        5.08%               4.52%
1/25/99                                                        5.12%               4.55%
1/26/99                                                        5.13%               4.58%
1/27/99                                                        5.13%               4.55%
1/28/99                                                        5.11%               4.56%
1/29/99                                                        5.09%               4.55%
2/1/99                                                         5.18%               4.64%
2/2/99                                                         5.24%               4.70%
2/3/99                                                         5.25%               4.73%
2/4/99                                                         5.29%               4.79%
2/5/99                                                         5.35%               4.86%
2/8/99                                                         5.34%               4.84%
2/9/99                                                         5.30%               4.80%
2/10/99                                                        5.37%               4.82%
2/11/99                                                        5.37%               4.84%
2/12/99                                                        5.42%               4.96%
2/15/99                                                        5.43%               4.98%
2/16/99                                                        5.34%               4.94%
2/17/99                                                        5.31%               4.90%
2/18/99                                                        5.38%               4.97%
2/19/99                                                        5.39%               4.99%
2/22/99                                                        5.36%               4.94%
2/23/99                                                        5.43%               5.04%
2/24/99                                                        5.51%               5.12%
2/25/99                                                        5.65%               5.29%
2/26/99                                                        5.58%               5.22%
3/1/99                                                         5.67%               5.31%
3/2/99                                                         5.61%               5.23%
3/3/99                                                         5.70%               5.29%
3/4/99                                                         5.70%               5.31%
3/5/99                                                         5.60%               5.22%
3/8/99                                                         5.59%               5.19%
3/9/99                                                         5.53%               5.10%
3/10/99                                                        5.55%               5.12%
3/11/99                                                        5.56%               5.12%
3/12/99                                                        5.53%               5.06%
3/15/99                                                        5.52%               5.06%
3/16/99                                                        5.48%               5.02%
3/17/99                                                        5.51%               5.04%
3/18/99                                                        5.49%               5.01%
3/19/99                                                        5.56%               5.08%
3/22/99                                                        5.57%               5.12%
3/23/99                                                        5.54%               5.05%
3/24/99                                                        5.53%               5.06%
3/25/99                                                        5.59%               5.10%
3/26/99                                                        5.59%               5.08%
3/29/99                                                        5.64%               5.13%
3/30/99                                                        5.58%               5.05%
3/31/99                                                        5.63%               5.10%
4/1/99                                                         5.67%               5.14%
4/2/99                                                         5.60%               5.05%
4/5/99                                                         5.59%               5.05%
4/6/99                                                         5.52%               4.99%
4/7/99                                                         5.50%               5.01%
4/8/99                                                         5.44%               4.94%
4/9/99                                                         5.46%               4.96%
4/12/99                                                        5.45%               4.96%
4/13/99                                                        5.49%               5.00%
4/14/99                                                        5.51%               5.03%
4/15/99                                                        5.53%               5.06%
4/16/99                                                        5.57%               5.11%
4/19/99                                                        5.52%               5.03%
4/20/99                                                        5.51%               5.03%
4/21/99                                                        5.52%               5.08%
4/22/99                                                        5.60%               5.13%
4/23/99                                                        5.60%               5.14%
4/26/99                                                        5.58%               5.11%
4/27/99                                                        5.54%               5.10%
4/28/99                                                        5.58%               5.14%
4/29/99                                                        5.53%               5.08%
4/30/99                                                        5.66%               5.21%
Source: BLOOMBERG L.P.

INTERNATIONAL PERFORMANCE

The MSCI-EAFE-Registered Trademark- Index gained 15.28% in U.S. dollar terms (excluding reinvested dividends) during the six-month reporting period. In local currency terms, it gained 22.39%, reflecting the relative weakness of most foreign currencies during the period.

With the exception of Austria, Denmark and Belgium, all of the MSCI-EAFE component countries had positive returns for the period. In particular, many of the Asian countries reversed their severe declines to post strong returns. The strongest-performing countries for the period were Singapore, Finland and New Zealand.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

   MSCI-EAFE COUNTRY RETURNS
    SIX MONTHS ENDED 4/30/99
     Singapore     53.54%
       Finland     47.33%
   New Zealand     30.43%
         Japan     26.47%
     Hong Kong     25.64%
     Australia     23.83%
        Sweden     19.34%
       Ireland     18.49%
United Kingdom     15.38%
   Netherlands     11.88%
         Italy     11.68%
        France     10.65%
        Norway      4.39%
       Germany      3.58%
         Spain      2.47%
   Switzerland      0.52%
       Austria     -1.27%
       Denmark     -3.22%
       Belgium     -3.84%
Source: DATASTREAM

  This market overview has been provided by the portfolio management team.

SCHWAB MARKETTRACK ALL EQUITY PORTFOLIO
PORTFOLIO PERFORMANCE

TOTAL RETURNS FOR THE PERIODS ENDED 4/30/99(1)

                                                                                                     SINCE
                                                                                                   INCEPTION
                                                                                     SIX MONTHS    (5/19/98)
--------------------------------------------------------------------------------------------------------------
SCHWAB MARKETTRACK ALL EQUITY PORTFOLIO(2)                                               17.41%         8.96%
--------------------------------------------------------------------------------------------------------------
All Equity Composite Index(3,4)                                                          18.06%       --
--------------------------------------------------------------------------------------------------------------
S&P 500-Registered Trademark- Index                                                      22.31%        20.88%
--------------------------------------------------------------------------------------------------------------

National Association of Securities Dealers (NASD) regulations require that we report performance data as of the most recent calendar quarter--in this case, the quarter ended 3/31/99. As of 3/31/99, the Portfolio's six-month and since-inception cumulative total returns were 20.59% and 3.83%. Without fee waivers and guarantees, the Portfolio's six-month and since-inception cumulative total returns would have been 20.12% and 3.18% as of 3/31/99.

(1) Actual, not annualized, since period is less than one year.

(2) The Investment Adviser and Schwab have voluntarily guaranteed that total expenses of the Portfolio, including the expenses indirectly incurred through investment in underlying SchwabFunds,-Registered Trademark- will not exceed 0.60% of the Portfolio's average daily net assets through at least 2/29/00. Without fee waivers and guarantees, the cumulative total returns for the six-month and since-inception periods ended 4/30/99 would have been 17.03% and 8.24%.

(3) The All Equity Composite Index is composed of Morningstar category averages and is calculated using the following portfolio allocations: 45% large-cap stocks, 25% small-cap stocks and 30% foreign stocks.

(4) As of 4/30/99, there were 1,932 large-cap funds, 799 small-cap funds and 638 foreign funds tracked by Morningstar. Performance includes changes in price and reinvestment of dividends and capital gains.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT
             SCHWAB MARKETTRACK    ALL EQUITY COMPOSITE INDEX  S&P 500 INDEX
            ALL EQUITY PORTFOLIO
5/20/1998          $10,000                                        $10,000
5/31/1998           $9,850                  $9,850                 $9,751
6/30/1998          $10,050                  $9,971                $10,147
7/31/1998           $9,810                  $9,757                $10,039
8/31/1998           $8,330                  $8,203                 $8,590
9/30/1998           $8,610                  $8,444                 $9,140
10/31/1998          $9,280                  $8,980                 $9,883
11/30/1998          $9,800                  $9,493                $10,482
12/31/1998         $10,303                 $10,020                $11,086
1/31/1999          $10,483                 $10,212                $11,549
2/28/1999          $10,041                  $9,788                $11,190
3/31/1999          $10,383                 $10,106                $11,638
4/30/1999          $10,896                 $10,602                $12,088

The above graph compares the growth of a hypothetical $10,000 investment in the Schwab MarketTrack All Equity Portfolio, made at its inception, with a similar investment in the S&P 500-Registered Trademark- Index and the All Equity Composite Index. The hypothetical $10,000 investment assumes investment on the first day of the month following inception and includes changes in share price and reinvestment of dividends and capital gains.

THE INFORMATION PRESENTED IS HISTORICAL AND DOES NOT REPRESENT FUTURE RESULTS. TOTAL RETURNS ASSUME REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS. PRINCIPAL VALUE AND INVESTMENT RETURNS WILL FLUCTUATE, SO AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Indices are unmanaged and do not reflect advisory fees and other expenses associated with an investment in the Portfolios. Investors cannot invest in an index directly.

ASSETS

-------------------------------------------------------------------------------------------------
Total net assets as of 4/30/99 (000s)                                                $149,063,000
-------------------------------------------------------------------------------------------------

SCHWAB MARKETTRACK ALL EQUITY PORTFOLIO
PORTFOLIO SNAPSHOT

Schwab MarketTrack All Equity Portfolio uses an indexing strategy to invest in three distinct equity asset classes: large-cap, small-cap and international stocks. The Portfolio's target mix, as illustrated below, is achieved either directly or through investment in other SchwabFunds.-Registered Trademark- The Portfolio employs an indexing strategy to capture the returns inherent in its target asset categories. The information below and on the following page provides a snapshot of the Portfolio's characteristics as of 4/30/99, and is not indicative of its composition after that date. The terms used below are defined on page 28. A complete list of the securities in the Portfolio as of 4/30/99 is provided in the Schedule of Investments later in this report.

PORTFOLIO FACTS

                                                                       SCHWAB
                                                                     MARKETTRACK
                                                                     ALL EQUITY        PEER GROUP
                                                                     PORTFOLIO*         AVERAGE++
--------------------------------------------------------------------------------------------------
Number of Holdings                                                        5**               100
--------------------------------------------------------------------------------------------------
Median Market Cap ($ Mil)++                                           $28,830            $6,754
--------------------------------------------------------------------------------------------------
Price/Earnings (P/E) Ratio++                                             27.7              31.6
--------------------------------------------------------------------------------------------------
Price/Book (P/B) Ratio++                                                  5.7               6.5
--------------------------------------------------------------------------------------------------
12-Month Yield++                                                          N/A              0.34%
--------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                                     7%              102%
--------------------------------------------------------------------------------------------------
Three-Year Beta++                                                         N/A              1.06
--------------------------------------------------------------------------------------------------
Expense Ratio                                                            0.60%+            1.49%
--------------------------------------------------------------------------------------------------

 * Compiled by Charles Schwab & Co., Inc. This information is for illustrative purposes only and is not intended to show, predict or guarantee future composition of the Portfolio.

** The Portfolio invests in other SchwabFunds, whereas most mid-cap funds invest primarily in individual securities.

 + Reflects a voluntary reduction by the Investment Adviser and Schwab, which is guaranteed through at least 2/29/00.

 ++ Source: Morningstar. The peer group average is based on 924 mid-cap funds as tracked by Morningstar.

SCHWAB MARKETTRACK ALL EQUITY PORTFOLIO
ASSET MIX

                                        MIX AS OF
                                         4/30/99    TARGET MIX
---------------------------------------------------------------
U.S. Stocks:
---------------------------------------------------------------
  Large-Cap                                 43.71%      45.00%
---------------------------------------------------------------
  Small-Cap                                 25.54%      30.00%
---------------------------------------------------------------
International Stocks                        30.64%      25.00%
---------------------------------------------------------------
Cash Equivalents                             0.11%      --
---------------------------------------------------------------
Total Stocks                                  100%        100%
---------------------------------------------------------------

Large-cap stocks in the MarketTrack All Equity Portfolio are represented by the S&P 500-Registered Trademark- Index, small-cap stocks are represented by the Schwab Small-Cap Index-Registered Trademark- and international stocks are represented by the Schwab International Index.-Registered Trademark-

TOP HOLDINGS
AS A PERCENTAGE OF FUND INVESTMENTS

-------------------------------------------------------------------------------------------------
Schwab S&P 500 Fund                                                                        43.71%
-------------------------------------------------------------------------------------------------
Schwab International Index Fund                                                            30.64%
-------------------------------------------------------------------------------------------------
Schwab Small-Cap Index Fund                                                                25.54%
-------------------------------------------------------------------------------------------------
Total                                                                                      99.89%
-------------------------------------------------------------------------------------------------

SCHWAB MARKETTRACK GROWTH PORTFOLIO
PORTFOLIO PERFORMANCE

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 4/30/99

                                                                                                          SINCE
                                                                                   SIX                  INCEPTION
                                                                                MONTHS(1)   ONE YEAR    (11/20/95)
-------------------------------------------------------------------------------------------------------------------
SCHWAB MARKETTRACK GROWTH PORTFOLIO(2)                                             14.22%       8.69%       17.09%
-------------------------------------------------------------------------------------------------------------------
Growth Composite Index II(3,4)                                                     14.76%       6.07%      --
-------------------------------------------------------------------------------------------------------------------
S&P 500-Registered Trademark- Index                                                22.31%      21.38%       28.41%
-------------------------------------------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index                                                0.69%       6.27%        6.92%
-------------------------------------------------------------------------------------------------------------------

National Association of Securities Dealers (NASD) regulations require that we report performance data as of the most recent calendar quarter--in this case, the quarter ended 3/31/99. As of 3/31/99, the Portfolio's six-month, one-year and since-inception average annual total returns were 16.78%, 5.32% and 16.21%, respectively. Without fee waivers and guarantees, the six-month, one-year and since-inception average annual total returns would have been 16.51%, 4.80% and 15.44%, respectively, as of 3/31/99.

(1) Actual, not annualized, because period is less than one year.

(2) The Investment Adviser and Schwab have voluntarily guaranteed that total expenses of the Portfolio, including the expenses indirectly incurred through investment in underlying SchwabFunds,-Registered Trademark- will not exceed 0.60% of the Portfolio's average daily net assets through at least 2/29/00. Without fee waivers and guarantees, the Portfolio's six-month, one-year and since-inception average annual total returns would have been 13.97%, 8.17% and 16.32%, respectively, as of 4/30/99.

(3) The Growth Composite Index II is composed of Morningstar category averages and cash equivalents as represented by the 90-day T-bill and is calculated using the following portfolio allocations: 40% large-cap stocks, 20% small-cap stocks, 20% foreign stocks, 15% bonds and 5% cash.

(4) As of 4/30/99, there were 1,932 large-cap funds, 799 small-cap funds, 638 foreign funds and 543 intermediate-term bond funds tracked by Morningstar. Performance includes changes in price and reinvestment of dividends and capital gains.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT
                       SCHWAB MARKETTRACK      LEHMAN BROTHERS      S&P 500         GROWTH
                         GROWTH PORTFOLIO    AGGREGATE BOND INDEX   INDEX      COMPOSITE INDEX II
11/20/1995                $10,000                 $10,000          $10,000
11/30/1995                $10,080                 $10,076          $10,104        $10,080
12/31/1995                $10,292                 $10,217          $10,299        $10,247
1/31/1996                 $10,442                 $10,285          $10,649        $10,415
2/29/1996                 $10,533                 $10,106          $10,748        $10,551
3/31/1996                 $10,623                 $10,035          $10,852        $10,679
4/30/1996                 $10,803                  $9,979          $11,011        $10,980
5/31/1996                 $10,954                  $9,959          $11,294        $11,171
6/30/1996                 $10,934                 $10,092          $11,337        $11,105
7/31/1996                 $10,523                 $10,120          $10,836        $10,638
8/31/1996                 $10,733                 $10,102          $11,064        $10,909
9/30/1996                 $11,184                 $10,278          $11,686        $11,317
10/31/1996                $11,324                 $10,506          $12,009        $11,387
11/30/1996                $11,896                 $10,686          $12,917        $11,877
12/31/1996                $11,784                 $10,587          $12,661        $11,838
1/31/1997                 $12,008                 $10,620          $13,451        $12,152
2/28/1997                 $12,028                 $10,646          $13,557        $12,106
3/31/1997                 $11,692                 $10,528          $13,001        $11,774
4/30/1997                 $12,038                 $10,686          $13,776        $11,987
5/31/1997                 $12,793                 $10,787          $14,614        $12,728
6/30/1997                 $13,313                 $10,916          $15,268        $13,208
7/31/1997                 $14,087                 $11,210          $16,482        $13,925
8/31/1997                 $13,618                 $11,115          $15,559        $13,551
9/30/1997                 $14,301                 $11,280          $16,410        $14,234
10/31/1997                $13,853                 $11,443          $15,862        $13,734
11/30/1997                $14,098                 $11,496          $16,597        $13,822
12/31/1997                $14,259                 $11,612          $16,882        $13,961
1/31/1998                 $14,410                 $11,761          $17,070        $14,050
2/28/1998                 $15,220                 $11,751          $18,300        $14,848
3/31/1998                 $15,738                 $11,791          $19,237        $15,425
4/30/1998                 $15,846                 $11,852          $19,432        $15,573
5/31/1998                 $15,576                 $11,965          $19,097        $15,300
6/30/1998                 $15,868                 $12,067          $19,873        $15,498
7/31/1998                 $15,555                 $12,092          $19,662        $15,219
8/31/1998                 $13,729                 $12,289          $16,823        $13,304
9/30/1998                 $14,194                 $12,577          $17,901        $13,713
10/31/1998                $15,080                 $12,510          $19,357        $14,394
11/30/1998                $15,760                 $12,581          $20,530        $15,072
12/31/1998                $16,422                 $12,619          $21,712        $15,774
1/31/1999                 $16,718                 $12,709          $22,620        $16,048
2/28/1999                 $16,103                 $12,486          $21,916        $15,467
3/31/1999                 $16,576                 $12,555          $22,793        $15,891
4/30/1999                 $17,224                 $12,595          $23,675        $16,519

The above graph compares the growth of a hypothetical $10,000 investment in the Schwab MarketTrack Growth Portfolio, made at its inception, with a similar investment in the S&P 500-Registered Trademark- Index, the Lehman Brothers Aggregate Bond Index and the Growth Composite Index II. The hypothetical $10,000 investment assumes investment on the first day of the month following inception and includes changes in share price and reinvestment of dividends and capital gains.

THE INFORMATION PRESENTED IS HISTORICAL AND DOES NOT REPRESENT FUTURE RESULTS. TOTAL RETURNS ASSUME REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS. PRINCIPAL VALUE AND INVESTMENT RETURNS WILL FLUCTUATE, SO AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Indices are unmanaged and do not reflect advisory fees and other expenses associated with an investment in the Portfolios. Investors cannot invest in an index directly.

ASSETS

-------------------------------------------------------------------------------------------------
Total net assets as of 10/31/98 (000s)                                               $275,628,000
-------------------------------------------------------------------------------------------------
Total net assets as of 4/30/99 (000s)                                                $354,545,000
-------------------------------------------------------------------------------------------------
Percentage growth over reporting period                                                    28.64%
-------------------------------------------------------------------------------------------------

SCHWAB MARKETTRACK GROWTH PORTFOLIO
PORTFOLIO SNAPSHOT

Schwab MarketTrack Growth Portfolio uses an indexing strategy to invest in three distinct asset classes--stocks, bonds and cash--and further allocates stock investments between large-cap, small-cap and international. The Portfolio's target mix, as illustrated below, is achieved either directly or through investment in other SchwabFunds.-Registered Trademark- The Portfolio employs an indexing strategy to capture the returns inherent in its target asset categories. The information below and on the following page provides a snapshot of the Portfolio's characteristics as of 4/30/99, and is not indicative of its composition after that date. The terms used below are defined on page 28. A complete list of the securities in the Portfolio as of 4/30/99 is provided in the Schedule of Investments later in this report.

PORTFOLIO FACTS

                                                                    SCHWAB MARKETTRACK    PEER GROUP
                                                                     GROWTH PORTFOLIO*     AVERAGE++
----------------------------------------------------------------------------------------------------
Number of Holdings                                                       508**               129
----------------------------------------------------------------------------------------------------
Median Market Cap ($ Mil)++                                          $24,319             $42,604
----------------------------------------------------------------------------------------------------
Price/Earnings (P/E) Ratio++                                            29.4                33.6
----------------------------------------------------------------------------------------------------
Price/Book (P/B) Ratio++                                                 6.4                 7.8
----------------------------------------------------------------------------------------------------
12-Month Yield++                                                         1.41%              0.51%
----------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                                     5%                73%
----------------------------------------------------------------------------------------------------
Three-Year Beta++                                                        0.70               0.96
----------------------------------------------------------------------------------------------------
Expense Ratio                                                            0.60%+             1.32%
----------------------------------------------------------------------------------------------------

 * Compiled by Charles Schwab & Co., Inc. This information is for illustrative purposes only and is not intended to show, predict or guarantee future composition of the Portfolio.

** The Portfolio invests mainly in other SchwabFunds, whereas most large-cap funds invest primarily in individual securities.

 + Reflects a voluntary reduction by the Investment Adviser and Schwab, which is guaranteed through at least 2/29/00.

 ++ Source: Morningstar. The peer group average is based on 1,932 large-cap funds as tracked by Morningstar.

SCHWAB MARKETTRACK GROWTH PORTFOLIO
ASSET MIX

                                                                                                    MIX AS OF
                                                                                                     4/30/99    TARGET MIX
--------------------------------------------------------------------------------------------------------------------------
U.S. Stocks:
--------------------------------------------------------------------------------------------------------------------------
  Large-Cap                                                                                             39.90%      40.00%
--------------------------------------------------------------------------------------------------------------------------
  Small-Cap                                                                                             20.01%      20.00%
--------------------------------------------------------------------------------------------------------------------------
International Stocks                                                                                    20.89%      20.00%
--------------------------------------------------------------------------------------------------------------------------
Total Stocks                                                                                            80.80%      80.00%
--------------------------------------------------------------------------------------------------------------------------
Bonds                                                                                                   14.96%      15.00%
--------------------------------------------------------------------------------------------------------------------------
Cash Equivalents                                                                                         4.24%       5.00%
--------------------------------------------------------------------------------------------------------------------------
Total                                                                                                     100%        100%
--------------------------------------------------------------------------------------------------------------------------

Large-cap stocks in the MarketTrack Growth Portfolio are represented by the S&P 500-Registered Trademark- Index, small-cap stocks are represented by the Schwab Small-Cap Index,-Registered Trademark- international stocks are represented by the Schwab International Index,-Registered Trademark- bonds are represented by the Lehman Brothers Aggregate Bond Index and cash is represented by the three-month Treasury bill.

TOP 10 HOLDINGS
AS A PERCENTAGE OF FUND INVESTMENTS

--------------------------------------------------------------------------------------------------
Schwab International Index Fund-Registered Trademark--Select Shares                         20.89%
--------------------------------------------------------------------------------------------------
Schwab Small-Cap Index Fund-Registered Trademark--Select Shares                             20.01%
--------------------------------------------------------------------------------------------------
Schwab Total Bond Market Index Fund                                                         14.96%
--------------------------------------------------------------------------------------------------
Schwab S&P 500 Fund-Select Shares                                                            8.81%
--------------------------------------------------------------------------------------------------
Schwab Value Advantage Money Fund-Registered Trademark-                                      4.24%
--------------------------------------------------------------------------------------------------
Microsoft Corp.                                                                              1.17%
--------------------------------------------------------------------------------------------------
General Electric Co.                                                                         0.99%
--------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                                                        0.59%
--------------------------------------------------------------------------------------------------
Exxon Corp.                                                                                  0.58%
--------------------------------------------------------------------------------------------------
Intel Corp.                                                                                  0.58%
--------------------------------------------------------------------------------------------------
Total                                                                                       72.83%
--------------------------------------------------------------------------------------------------

SCHWAB MARKETTRACK BALANCED PORTFOLIO
PORTFOLIO PERFORMANCE

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 4/30/99

                                                                                             SINCE
                                                                      SIX                  INCEPTION
                                                                   MONTHS(1)   ONE YEAR    (11/20/95)
------------------------------------------------------------------------------------------------------
SCHWAB MARKETTRACK BALANCED PORTFOLIO(2)                              10.56%       8.30%       14.24%
------------------------------------------------------------------------------------------------------
Balanced Composite Index(3,4)                                         11.16%       6.12%      --
------------------------------------------------------------------------------------------------------
S&P 500-Registered Trademark- Index                                   22.31%      21.83%       28.41%
------------------------------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index                                   0.69%       6.27%        6.92%
------------------------------------------------------------------------------------------------------

National Association of Securities Dealers (NASD) regulations require that we report performance data as of the most recent calendar quarter--in this case, the quarter ended 3/31/99. As of 3/31/99, the Portfolio's six-month, one-year and since-inception average annual total returns were 12.45%, 5.83% and 13.63%, respectively. Without fee waivers and guarantees, the six-month, one-year and since-inception average annual total returns would have been 12.15%, 5.29% and 12.97%, respectively, as of 3/31/99.

(1) Actual, not annualized, because period is less than one year.

(2) The Investment Adviser and Schwab have voluntarily guaranteed that total expenses of the Portfolio, including the expenses indirectly incurred through investment in underlying SchwabFunds,-Registered Trademark- will not exceed 0.60% of the Portfolio's average daily net assets through at least 2/29/00. Without fee waivers and guarantees, the six-month, one-year and since-inception average annual total returns would have been 10.29%, 7.76% and 13.58%, respectively, as of 4/30/99.

(3) The Balanced Composite Index is composed of Morningstar category averages and cash equivalents as represented by the 90-day T-bill and is calculated using the following portfolio allocations: 30% large-cap stocks, 15% small-cap stocks, 15% foreign stocks, 35% bonds and 5% cash.

(4) As of 4/30/99, there were 1,932 large-cap funds, 799 small-cap funds, 638 foreign funds and 543 intermediate-term bond funds tracked by Morningstar. Performance includes changes in price and reinvestment of dividends and capital gains.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT
              SCHWAB MARKETTRACK  LEHMAN BROTHERS AGGREGATE   S&P 500 INDEX    BALANCED COMPOSITE INDEX
              BALANCED PORTFOLIO          BOND INDEX
11/20/1995         $10,000                 $10,000               $10,000
11/30/1995         $10,080                 $10,076               $10,104               $10,080
12/31/1995         $10,270                 $10,217               $10,299               $10,239
1/31/1996          $10,390                 $10,285               $10,649               $10,379
2/29/1996          $10,410                 $10,106               $10,748               $10,437
3/31/1996          $10,460                 $10,035               $10,852               $10,515
4/30/1996          $10,581                  $9,979               $11,011               $10,722
5/31/1996          $10,691                  $9,959               $11,294               $10,859
6/30/1996          $10,711                 $10,092               $11,337               $10,840
7/31/1996          $10,410                 $10,120               $10,836               $10,504
8/31/1996          $10,551                 $10,102               $11,064               $10,703
9/30/1996          $10,912                 $10,278               $11,686               $11,048
10/31/1996         $11,082                 $10,506               $12,009               $11,154
11/30/1996         $11,534                 $10,686               $12,917               $11,562
12/31/1996         $11,415                 $10,587               $12,661               $11,509
1/31/1997          $11,589                 $10,620               $13,451               $11,746
2/28/1997          $11,589                 $10,646               $13,557               $11,722
3/31/1997          $11,334                 $10,528               $13,001               $11,450
4/30/1997          $11,620                 $10,686               $13,776               $11,642
5/31/1997          $12,183                 $10,787               $14,614               $12,208
6/30/1997          $12,593                 $10,916               $15,268               $12,588
7/31/1997          $13,217                 $11,210               $16,482               $13,182
8/31/1997          $12,849                 $11,115               $15,559               $12,888
9/30/1997          $13,391                 $11,280               $16,410               $13,420
10/31/1997         $13,125                 $11,443               $15,862               $13,104
11/30/1997         $13,309                 $11,496               $16,597               $13,178
12/31/1997         $13,443                 $11,612               $16,882               $13,308
1/31/1998          $13,582                 $11,761               $17,070               $13,411
2/28/1998          $14,149                 $11,751               $18,300               $13,979
3/31/1998          $14,523                 $11,791               $19,237               $14,400
4/30/1998          $14,608                 $11,852               $19,432               $14,520
5/31/1998          $14,448                 $11,965               $19,097               $14,361
6/30/1998          $14,672                 $12,067               $19,873               $14,526
7/31/1998          $14,469                 $12,092               $19,662               $14,336
8/31/1998          $13,262                 $12,289               $16,823               $13,020
9/30/1998          $13,668                 $12,577               $17,901               $13,388
10/31/1998         $14,309                 $12,510               $19,357               $13,861
11/30/1998         $14,800                 $12,581               $20,530               $14,371
12/31/1998         $15,281                 $12,619               $21,712               $14,887
1/31/1999          $15,523                 $12,709               $22,620               $15,105
2/28/1999          $15,028                 $12,486               $21,916               $14,627
3/31/1999          $15,369                 $12,555               $22,793               $14,953
4/30/1999          $15,820                 $12,595               $23,675               $15,408

The above graph compares the growth of a hypothetical $10,000 investment in the Schwab MarketTrack Balanced Portfolio, made at its inception, with a similar investment in the S&P 500-Registered Trademark- Index, the Lehman Brothers Aggregate Bond Index and the Balanced Composite Index. The hypothetical $10,000 investment assumes investment on the first day of the month following inception and includes changes in share price and reinvestment of dividends and capital gains.

THE INFORMATION PRESENTED IS HISTORICAL AND DOES NOT REPRESENT FUTURE RESULTS. TOTAL RETURNS ASSUME REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS. PRINCIPAL VALUE AND INVESTMENT RETURNS WILL FLUCTUATE, SO AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Indices are unmanaged and do not reflect advisory fees and other expenses associated with an investment in the Portfolios. Investors cannot invest in an index directly.

ASSETS

-------------------------------------------------------------------------------------------------
Total net assets as of 10/31/98 (000s)                                               $263,904,000
-------------------------------------------------------------------------------------------------
Total net assets as of 4/30/99 (000s)                                                $339,489,000
-------------------------------------------------------------------------------------------------
Percentage growth over reporting period                                                    28.65%
-------------------------------------------------------------------------------------------------

SCHWAB MARKETTRACK BALANCED PORTFOLIO
PORTFOLIO SNAPSHOT

Schwab MarketTrack Balanced Portfolio uses an indexing strategy to invest in three distinct asset classes-- stocks, bonds and cash--and further allocates stock investments between large-cap, small-cap and international. The Portfolio's target mix, as illustrated below, is achieved either directly or through investment in other SchwabFunds.-Registered Trademark- The Portfolio employs an indexing strategy to capture the returns inherent in its target asset categories. The information below and on the following page provides a snapshot of the Portfolio's characteristics as of 4/30/99, and is not indicative of its composition after that date. The terms used below are defined on page 28. A complete list of the securities in the Portfolio as of 4/30/99 is provided in the Schedule of Investments later in this report.

PORTFOLIO FACTS

                                                                              SCHWAB
                                                                            MARKETTRACK
                                                                             BALANCED
                                                                            PORTFOLIO*       PEER GROUP++
---------------------------------------------------------------------------------------------------------
Number of Holdings                                                              508**            225
---------------------------------------------------------------------------------------------------------
Median Market Cap ($ Mil)++                                                 $24,319          $28,204
---------------------------------------------------------------------------------------------------------
Price/Earnings (P/E) Ratio++                                                   29.3             30.2
---------------------------------------------------------------------------------------------------------
Price/Book (P/B) Ratio++                                                        6.3              6.4
---------------------------------------------------------------------------------------------------------
12-Month Yield++                                                               2.31%            2.40%
---------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                                           6%              98%
---------------------------------------------------------------------------------------------------------
Three-Year Beta++                                                              0.54             0.56
---------------------------------------------------------------------------------------------------------
Expense Ratio                                                                  0.60%+           1.30%
---------------------------------------------------------------------------------------------------------

 * Compiled by Charles Schwab & Co., Inc. This information is for illustrative purposes only and is not intended to show, predict or guarantee future composition of the Portfolio.

** The Portfolio invests mainly in other SchwabFunds, whereas most domestic hybrid funds invest primarily in individual securities.

 + Reflects a voluntary reduction by the Investment Adviser and Schwab, which is guaranteed through at least 2/29/00.

 ++ Source: Morningstar. The peer group average is based on 741 domestic hybrid funds as tracked by Morningstar.

SCHWAB MARKETTRACK BALANCED PORTFOLIO
ASSET MIX

                              MIX AS OF
                               4/30/99    TARGET MIX
----------------------------------------------------
U.S. Stocks:
----------------------------------------------------
  Large-Cap                       30.17%      30.00%
----------------------------------------------------
  Small-Cap                       15.21%      15.00%
----------------------------------------------------
International Stocks              15.11%      15.00%
----------------------------------------------------
Total Stocks                      60.49%      60.00%
----------------------------------------------------
Bonds                             35.20%      35.00%
----------------------------------------------------
Cash Equivalents                   4.31%       5.00%
----------------------------------------------------
Total                               100%        100%
----------------------------------------------------

Large-cap stocks in the MarketTrack Balanced Portfolio are represented by the S&P 500-Registered Trademark- Index, small-cap stocks are represented by the Schwab Small-Cap Index,-Registered Trademark- international stocks are represented by the Schwab International Index,-Registered Trademark- bonds are represented by the Lehman Brothers Aggregate Bond Index and cash is represented by the three-month Treasury bill.

TOP 10 HOLDINGS
AS A PERCENTAGE OF FUND INVESTMENTS

--------------------------------------------------------------------------------------------------
Schwab Total Bond Market Index Fund                                                         35.20%
--------------------------------------------------------------------------------------------------
Schwab Small-Cap Index Fund-Registered Trademark--Select Shares                             15.21%
--------------------------------------------------------------------------------------------------
Schwab International Index Fund-Registered Trademark--Select Shares                         15.11%
--------------------------------------------------------------------------------------------------
Schwab S&P 500 Fund-Select Shares                                                            8.36%
--------------------------------------------------------------------------------------------------
Schwab Value Advantage Money Fund                                                            4.31%
--------------------------------------------------------------------------------------------------
Microsoft Corp.                                                                              0.82%
--------------------------------------------------------------------------------------------------
General Electric Co.                                                                         0.70%
--------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                                                        0.42%
--------------------------------------------------------------------------------------------------
Intel Corp.                                                                                  0.41%
--------------------------------------------------------------------------------------------------
Exxon Corp.                                                                                  0.40%
--------------------------------------------------------------------------------------------------
Total                                                                                       80.92%
--------------------------------------------------------------------------------------------------

                                                                            19

SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO
PORTFOLIO PERFORMANCE

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 4/30/99

                                                                                                          SINCE
                                                                                   SIX                  INCEPTION
                                                                                MONTHS(1)   ONE YEAR    (11/20/95)
-------------------------------------------------------------------------------------------------------------------
SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO(2)                                        6.98%       7.34%       11.33%
-------------------------------------------------------------------------------------------------------------------
Conservative Composite Index(3,4)                                                   7.64%       5.95%      --
-------------------------------------------------------------------------------------------------------------------
S&P 500-Registered Trademark- Index                                                22.31%      21.83%       28.41%
-------------------------------------------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index                                                0.69%       6.27%        6.92%
-------------------------------------------------------------------------------------------------------------------

National Association of Securities Dealers (NASD) regulations require that we report performance data as of the most recent calendar quarter--in this case, the quarter ended 3/31/99. As of 3/31/99, the Portfolio's six-month, one-year and since-inception average annual total returns were 8.07%, 5.83% and 10.98%, respectively. Without fee waivers and guarantees, the six-month, one-year and since-inception average annual total returns would have been 7.78%, 5.27% and 9.79%, respectively, as of 3/31/99.

(1) Actual, not annualized, because period is less than one year.

(2) The Investment Adviser and Schwab have voluntarily guaranteed that total expenses of the Portfolio, including the expenses indirectly incurred through investment in underlying SchwabFunds,-Registered Trademark- will not exceed 0.60% of the Portfolio's average daily net assets through at least 2/29/00. Without fee waivers and guarantees, the six-month, one-year and since-inception average annual total returns would have been 6.73%, 6.79% and 10.15%, respectively, as of 4/30/99.

(3) The Conservative Composite Index is composed of Morningstar category averages and cash equivalents as represented by the 90-day T-bill and is calculated using the following portfolio allocations: 20% large-cap stocks, 10% small-cap stocks, 10% foreign stocks, 55% bonds and 5% cash.

(4) As of 4/30/99, there were 1,932 large-cap funds, 799 small-cap funds, 638 foreign funds and 543 intermediate-term bond funds tracked by Morningstar. Performance includes changes in price and reinvestment of dividends and capital gains.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT
               SCHWAB MARKETTRACK     LEHMAN BROTHERS AGGREGATE  S&P 500 INDEX     CONSERVATIVE
             CONSERVATIVE PORTFOLIO           BOND INDEX                          COMPOSITE INDEX
11/20/1995          $10,000                    $10,000              $10,000
11/30/1995          $10,080                    $10,076              $10,104           $10,080
12/31/1995          $10,237                    $10,217              $10,299           $10,230
1/31/1996           $10,337                    $10,285              $10,649           $10,344
2/29/1996           $10,297                    $10,106              $10,748           $10,323
3/31/1996           $10,287                    $10,035              $10,852           $10,353
4/30/1996           $10,337                     $9,979              $11,011           $10,469
5/31/1996           $10,378                     $9,959              $11,294           $10,552
6/30/1996           $10,439                    $10,092              $11,337           $10,579
7/31/1996           $10,256                    $10,120              $10,836           $10,368
8/31/1996           $10,337                    $10,102              $11,064           $10,497
9/30/1996           $10,643                    $10,278              $11,686           $10,779
10/31/1996          $10,818                    $10,506              $12,009           $10,921
11/30/1996          $11,179                    $10,686              $12,917           $11,248
12/31/1996          $11,070                    $10,587              $12,661           $11,183
1/31/1997           $11,174                    $10,620              $13,451           $11,347
2/28/1997           $11,184                    $10,646              $13,557           $11,343
3/31/1997           $10,965                    $10,528              $13,001           $11,127
4/30/1997           $11,206                    $10,686              $13,776           $11,300
5/31/1997           $11,604                    $10,787              $14,614           $11,699
6/30/1997           $11,896                    $10,916              $15,268           $11,986
7/31/1997           $12,413                    $11,210              $16,482           $12,466
8/31/1997           $12,160                    $11,115              $15,559           $12,244
9/30/1997           $12,540                    $11,280              $16,410           $12,639
10/31/1997          $12,455                    $11,443              $15,862           $12,489
11/30/1997          $12,603                    $11,496              $16,597           $12,550
12/31/1997          $12,698                    $11,612              $16,882           $12,670
1/31/1998           $12,829                    $11,761              $17,070           $12,786
2/28/1998           $13,189                    $11,751              $18,300           $13,144
3/31/1998           $13,418                    $11,791              $19,237           $13,423
4/30/1998           $13,484                    $11,852              $19,432           $13,518
5/31/1998           $13,431                    $11,965              $19,097           $13,458
6/30/1998           $13,595                    $12,067              $19,873           $13,595
7/31/1998           $13,484                    $12,092              $19,662           $13,483
8/31/1998           $12,774                    $12,289              $16,823           $12,704
9/30/1998           $13,139                    $12,577              $17,901           $13,032
10/31/1998          $13,530                    $12,510              $19,357           $13,305
11/30/1998          $13,843                    $12,581              $20,530           $13,658
12/31/1998          $14,166                    $12,619              $21,712           $14,004
1/31/1999           $14,348                    $12,709              $22,620           $14,169
2/28/1999           $13,950                    $12,486              $21,916           $13,785
3/31/1999           $14,200                    $12,555              $22,793           $14,022
4/30/1999           $14,475                    $12,595              $23,675           $14,321

The above graph compares the growth of a hypothetical $10,000 investment in the Schwab MarketTrack Conservative Portfolio, made at its inception, with a similar investment in the S&P 500-Registered Trademark- Index, the Lehman Brothers Aggregate Bond Index and the Conservative Composite Index. The hypothetical $10,000 investment assumes investment on the first day of the month following inception and includes changes in share price and reinvestment of dividends and capital gains.

THE INFORMATION PRESENTED IS HISTORICAL AND DOES NOT REPRESENT FUTURE RESULTS. TOTAL RETURNS ASSUME REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS. PRINCIPAL VALUE AND INVESTMENT RETURNS WILL FLUCTUATE, SO AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Indices are unmanaged and do not reflect advisory fees and other expenses associated with an investment in the Portfolios. Investors cannot invest in an index directly.

ASSETS

-------------------------------------------------------------------------------------------------
Total net assets as of 10/31/98 (000s)                                               $114,898,000
-------------------------------------------------------------------------------------------------
Total net assets as of 4/30/99 (000s)                                                $149,034,000
-------------------------------------------------------------------------------------------------
Percentage growth over reporting period                                                    29.71%
-------------------------------------------------------------------------------------------------

SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO
PORTFOLIO SNAPSHOT

Schwab MarketTrack Conservative Portfolio uses an indexing strategy to invest in three distinct asset classes-- stocks, bonds and cash--and further allocates stock investments between large-cap, small-cap and international. The Portfolio's target mix, as illustrated below, is achieved either directly or through investment in other SchwabFunds.-Registered Trademark- The Portfolio employs an indexing strategy to capture the returns inherent in its target asset categories. The information below and on the following page provides a snapshot of the Portfolio's characteristics as of 4/30/99, and is not indicative of its composition after that date. The terms used below are defined on page 28. A complete list of the securities in the Portfolio as of 4/30/99 is provided in the Schedule of Investments later in this report.

PORTFOLIO FACTS

                                                                       SCHWAB MARKETTRACK
                                                                          CONSERVATIVE
                                                                           PORTFOLIO*       PEER GROUP++
---------------------------------------------------------------------------------------------------------
Number of Issues                                                                507**              225
---------------------------------------------------------------------------------------------------------
Median Market Cap ($ Mil)++                                                 $24,320            $28,204
---------------------------------------------------------------------------------------------------------
Price/Earnings (P/E) Ratio++                                                   29.0               30.2
---------------------------------------------------------------------------------------------------------
Price/Book (P/B) Ratio++                                                        6.2                6.4
---------------------------------------------------------------------------------------------------------
12-Month Yield++                                                               3.22%               2.4%
---------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                                           5%                98%
---------------------------------------------------------------------------------------------------------
Three-Year Beta++                                                              0.38               0.56
---------------------------------------------------------------------------------------------------------
Expense Ratio                                                                  0.60%+             1.30%
---------------------------------------------------------------------------------------------------------

 * Compiled by Charles Schwab & Co., Inc. This information is for illustrative purposes only and is not intended to show, predict or guarantee future composition of the Portfolio.

** The Portfolio invests mainly in other SchwabFunds, whereas most domestic hybrid funds invest primarily in individual securities.

 + Reflects a voluntary reduction by the Investment Adviser and Schwab, which is guaranteed through at least 2/29/00.

 ++ Source: Morningstar. The peer group average is based on 741 domestic hybrid funds as tracked by Morningstar.

SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO
ASSET MIX

                                    MIX AS OF
                                     4/30/99    TARGET MIX
----------------------------------------------------------
U.S. Stocks:
----------------------------------------------------------
  Large-Cap                             20.20%      20.00%
----------------------------------------------------------
  Small-Cap                             10.14%      10.00%
----------------------------------------------------------
International Stocks                    10.05%      10.00%
----------------------------------------------------------
Total Stocks                            40.39%      40.00%
----------------------------------------------------------
Bonds                                   55.50%      55.00%
----------------------------------------------------------
Cash Equivalents                         4.11%       5.00%
----------------------------------------------------------
Total                                     100%        100%
----------------------------------------------------------

Large-cap stocks in the MarketTrack Conservative Portfolio are represented by the S&P 500-Registered Trademark- Index, small-cap stocks are represented by the Schwab Small-Cap Index,-Registered Trademark- international stocks are represented by the Schwab International Index,-Registered Trademark- bonds are represented by the Lehman Brothers Aggregate Bond Index and cash is represented by the three-month Treasury bill.

TOP 10 HOLDINGS
AS A PERCENTAGE OF FUND INVESTMENTS

--------------------------------------------------------------------------------------------------
Schwab Total Bond Market Index Fund                                                         55.50%
--------------------------------------------------------------------------------------------------
Schwab Small-Cap Index Fund-Registered Trademark--Select Shares                             10.14%
--------------------------------------------------------------------------------------------------
Schwab International Index Fund-Registered Trademark--Select Shares                         10.05%
--------------------------------------------------------------------------------------------------
Schwab S&P 500 Fund-Select Shares                                                            8.35%
--------------------------------------------------------------------------------------------------
Schwab Value Advantage Money Fund-Registered Trademark-                                      4.11%
--------------------------------------------------------------------------------------------------
Microsoft Corp.                                                                              0.44%
--------------------------------------------------------------------------------------------------
General Electric Co.                                                                         0.37%
--------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                                                        0.22%
--------------------------------------------------------------------------------------------------
Intel Corp.                                                                                  0.22%
--------------------------------------------------------------------------------------------------
Exxon Corp.                                                                                  0.22%
--------------------------------------------------------------------------------------------------
Total                                                                                       89.64%
--------------------------------------------------------------------------------------------------

PORTFOLIO MANAGEMENT

THE PORTFOLIO MANAGEMENT TEAM

GERI HOM--vice president and senior portfolio manager, has primary responsibility for the day-to-day management of the Schwab MarketTrack Portfolios. Geri joined Charles Schwab Investment Management, Inc. (CSIM) in March 1995 as portfolio manager and was promoted to her current position in December 1996. She currently manages approximately $15 billion in indexed equity mutual fund assets. Prior to joining CSIM, Geri was a principal for Wells Fargo Nikko Investment Advisors and vice president and manager of the Domestic Equity Portfolio Management Group for Wells Fargo Nikko.

KIMON DAIFOTIS--vice president and senior portfolio manager, has primary responsibility for the day-to-day management of the bonds and cash equivalent securities in each Portfolio. Kimon joined CSIM in his current capacity in October 1997. In addition to the MarketTrack Portfolios, he manages two bond index funds. He was previously with Lehman Brothers, most recently as vice president in fixed income institutional sales and, prior to that, as senior portfolio strategist.

PORTFOLIO DISCUSSION

QUESTIONS TO THE
PORTFOLIO MANAGEMENT TEAM

Q. HOW DID THE FOUR SCHWAB MARKETTRACK PORTFOLIOS-TM- PERFORM DURING THE REPORTING PERIOD?

A. As discussed in the MARKET OVERVIEW section and detailed in the table at right, there was a wide range of returns for the various asset classes during the reporting period. Equities in general, and large-cap domestic equities in particular, continued to be the best-performing major asset class. As a result, the primary factor determining the relative performance of the four MarketTrack Portfolios was the portion allocated to equity investments. As shown in the table, the Portfolios with the greatest exposure to equity investments had the highest returns. The Portfolios with the greatest exposure to fixed income investments had lower returns on a relative basis.

Because the MarketTrack Portfolios are designed to incorporate a mix of different asset classes, their returns over any given period are expected to lag that of the strongest-performing asset class. Conversely, the returns of the MarketTrack Portfolios are expected to exceed that of the worst-performing asset class for any given period. By dampening the return volatility of any single asset class, the MarketTrack Portfolios are designed to provide more-stable returns throughout market cycles which, on a risk-adjusted basis, are expected to be very favorable over extended periods of time.

                                                                         SIX-MONTH
                                                                         RETURN AS
     ASSET CLASS                   INDEX(1)                              OF 4/30/99
------------------------------------------------------------------------------------
Large-Cap Stocks        S&P 500-Registered Trademark- Index                  22.31%
------------------------------------------------------------------------------------
Small-Cap Stocks        Russelll 2000-Registered Trademark- Index            15.16%
------------------------------------------------------------------------------------
International Stocks    MSCI-EAFE-Registered Trademark- Index                15.28%
------------------------------------------------------------------------------------
Bonds                   Lehman Brothers Aggregate Bond Index                  0.69%
------------------------------------------------------------------------------------
Cash                    Three-Month Treasury Bill                             2.26%
------------------------------------------------------------------------------------

                           EQUITY/FIXED  SIX-MONTH
                             INCOME      RETURN AS
    MARKETTRACK FUND       TARGET MIX   OF 4/30/99
---------------------------------------------------
All Equity Portfolio          100/0         17.41%
---------------------------------------------------
Growth Portfolio              80/20         14.22%
---------------------------------------------------
Balanced Portfolio            60/40         10.56%
---------------------------------------------------
Conservative Portfolio        40/60          6.98%
---------------------------------------------------

(1) The S&P 500 Index is composed of 500 large-company common stocks representing key industries, including many from the most recognizable companies in the United States. The Russell 2000 Index measures the performance of U.S. small-company stocks. The MSCI-EAFE Index measures the performance of foreign stocks in countries with developed stock markets. The Lehman Brothers Aggregate Bond Index includes fixed-rate debt issues rated investment grade or higher.

Q. ARE THE MARKETTRACK PORTFOLIOS MANAGED FOR TAX EFFICIENCY?

A. Yes. The MarketTrack Portfolios employ several management techniques that are designed to minimize capital gains distributions. First, they follow an indexing strategy by investing directly in index securities or index funds, which helps keep portfolio turnover low and thereby minimizes realized capital gains. Second, when securities need to be sold--either to raise cash for portfolio redemptions or when an index is rebalanced--the MarketTrack
Portfolios or the underlying index funds generally will attempt to sell the shares with the highest tax basis tominimize capital gains. Third, the Portfolios' 1998 change to a more static asset allocation mix should further reduce turnover rates. Finally, the investment managers strive to use efficient trading practices, which help keep portfolio turnover down.

Q. CAN YOU PROVIDE AN EXAMPLE OF HOW ASSET ALLOCATION REDUCES PORTFOLIO VOLATILITY?

A. Adding bonds and cash equivalents to a stock portfolio can help reduce its overall risk. Three of the four MarketTrack Portfolios (all except the All Equity Portfolio) use this approach. The following chart displays the high, low and average annual returns from 1970 through 1998 for five hypothetical portfolios representing various combinations of stocks and bonds.(1) As the chart demonstrates, adding bonds to a stock-heavy portfolio would have reduced risk while still producing competitive returns.

A portfolio comprising 40% bonds and 60% stocks, for example, achieved an average annual return of 11.97%-- roughly 1.5% less than the 13.48% return of the all-stock portfolio--and with significantly less volatility. The lowest annual return of the portfolio invested 40% in bonds and 60% in stocks, which was actually a loss of 13.60%, was about half of the 26.47% loss in the all-stock portfolio. This hypothetical example is for illustrative purposes only, and, of course, past performance does not guarantee future results.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

     THE EFFECTS OF ADDING BONDS TO AN ALL-STOCK PORTFOLIO
               HYPOTHETICAL PORTFOLIOS: 1970-1998
HIGH, LOW AND AVERAGE ANNUAL RETURNS FOR PORTFOLIO COMPOSITIONS
                       Highest Annual Return   Average Annual Return   Lowest Annual Return
100% Stocks                            37.43%                  13.48%                -26.47%
90% Stocks/10% Bonds                   35.37%                  13.14%                -23.25%
80% Stocks/20% Bonds                   33.30%                  12.77%                -20.04%
70% Stocks/30% Bonds                   31.24%                  12.38%                -16.82%
60% Stocks/40% Bonds                   29.18%                  11.97%                -13.60%

Q. WHY DOES INVESTING IN ALL THE MAJOR ASSET CLASSES MAKE SENSE?

A. The following chart shows the performance of large-cap, small-cap and international stocks over nine non-overlapping three-year periods spanning 1974 through 1998. The chart shows that the performance of the three asset classes varied considerably. Sometimes large-caps performed better than small-caps and sometimes the opposite occurred. Sometimes international stocks performed better than domestic stocks and sometimes vice versa. These shifting results are driven by the fact that different asset classes tended to take turns leading the market, and, as shown by the chart, these "performance cycles" have varied in length and magnitude. Although these cycles may not be entirely random, predicting them can prove to be very

(1) The returns do not reflect an actual investment in any security. The hypothetical returns are all weighted averages and assume reinvestment of dividends. The indices represented are the S&P 500-Registered Trademark-Index and the Ibbotson Intermediate Government Bond Index. Indices are unmanaged, do not incur costs and expenses and cannot be invested in directly.

difficult. By investing in several asset classes, you can participate in the long-term return performance of the various classes, reduce portfolio volatility (compared with investing in just one asset class) and avoid the entire issue of trying to predict which asset class will be the next winner.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

           WHY DIVERSIFY?
NON-OVERLAPPING, THREE-YEAR INTERVALS

Three Years Ended    Large-Cap Stocks   Small-Cap Stocks  International Stocks
12/31/1974                      -9.28%            -22.01%                -2.76%
12/31/1977                      16.40%             43.46%                19.31%
12/31/1980                      18.67%             31.50%                21.06%
12/31/1983                      12.25%             20.23%                 6.93%
12/31/1986                      18.50%             10.08%                42.15%
12/31/1989                      17.36%              9.37%                21.19%
12/31/1992                      10.82%             12.51%                -8.68%
12/31/1995                      15.26%             15.01%                17.02%
12/31/1998                      28.27%             13.29%                 9.31%

GLOSSARY

ASSET ALLOCATION--The division of holdings among different types of assets, such as domestic stocks, international stocks, bonds and cashequivalent securities.

BETA--A measure of a stock's volatility relative to the overall stock market. The beta of the S&P 500-Registered Trademark- Index is 1. Any investment that is more volatile than the market as a whole has a beta value higher than 1. If the beta is less than 1, the investment is considered to be less volatile than the market.

CAPITAL GAIN (LOSS)--When a stock is sold for a profit, the difference between the net sales price and its net purchase price, or cost basis, is a capital gain. If a stock is sold below cost, the difference is a capital loss.

EARNINGS GROWTH RATE--The average annual rate of growth in earnings over the past five years for the stocks in a fund's portfolio.

EARNINGS PER SHARE (EPS)--The net income (or earnings) of a company for the past 12 months divided by the current number of shares outstanding.

EXPENSE RATIO--Amount, expressed as a percentage of total investment, that shareholders pay annually for mutual fund operating expenses and management fees.

MARKET CAPITALIZATION--The dollar value of a company or the amount someone would pay to buy the company today. It is calculated by multiplying the total number of outstanding shares by the current price per share. Median market cap is the midpoint of a fund's total market capitalization, weighted by the portion of assets invested in each holding. As a result, half of the fund's holdings will have market caps above the median, and the rest below it.

NET ASSET VALUE (NAV)--The market value of a fund share.

PRICE/BOOK (P/B) RATIO--Compares a stock's market value with the value of total assets minus intangible assets and total liabilities (the book value). It is determined by dividing the current price of the stock by common stockholder equity per share. In evaluating stocks, comparing P/B ratios often works well in situations where price/earnings ratios do not, because the P/B ratio is stable over time and is always a positive number. P/B ratios are best used for comparisons within an industry rather than between industries, as certain industries will usually contain stocks that have all high or all low P/B ratios. For mutual funds the P/B ratio is the weighted average of all the stocks' P/B ratios in the portfolio.

PRICE/EARNINGS (P/E) RATIO--The ratio of a company's stock price to its earnings per share over the past year. For mutual funds the P/E ratio is the weighted average of all the stocks' P/E ratios in the mutual fund's portfolio. The P/E is an indicator of market expectations about a company's prospects. Typically, the higher the P/E, the greater the expectations for a company's future growth. Because earnings are volatile and sometimes "negative," however, the P/E has its limitations and may fail as a measure for a significant number of stocks at any given time.

RETURN ON EQUITY--The average annual rate of return generated by the companies a fund holds during the past five years for each dollar of shareholders' equity (net income divided by shareholders' equity).

STOCK--A share of ownership, or equity, in a corporation.

TOTAL RETURN--The sum of dividends, plus capital gains (or losses).

TURNOVER RATE--An indication of a fund's trading activity. Funds with higher turnover rates typically incur higher transaction costs and are more likely to distribute capital gains, which are taxable to investors.

YIELD--The income generated by an investment, expressed as a percentage of its price.

SCHWAB MARKETTRACK GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 1999 (Unaudited)
                               Number        Value
                              of Shares      (000s)
                              ---------      ------
COMMON STOCK -- 30.9%
AEROSPACE / DEFENSE -- 0.5%
Boeing Co.                       9,678       $  393
General Dynamics Corp.           1,600          112
Lockheed Martin Corp.            4,600          198
Northrop Grumman Corp.             900           58
Raytheon Co., Class B            3,400          239
Rockwell International Corp.     2,100          108
Textron, Inc.                    1,700          157
United Technologies Corp.        2,400          348
                                             ------
                                              1,613
                                             ------
AIR TRANSPORTATION -- 0.2%
AMR Corp./Del+                   2,400          168
Delta Air Lines, Inc.            2,200          140
FDX Corp.+                       1,360          153
Southwest Airlines Co.           2,925           95
U.S. Airways Group, Inc.+        1,000           54
                                             ------
                                                610
                                             ------
ALCOHOLIC BEVERAGES -- 0.2%
Adolph Coors Co., Class B          200           11
Anheuser-Busch Companies, Inc.   4,700          344
Brown-Forman Corp., Class B        700           52
Seagram Co., Ltd.                3,500          201
                                             ------
                                                608
                                             ------
APPAREL -- 0.1%
Fruit of the Loom, Inc., Class A+  400            4
Liz Claiborne, Inc.                400           13
Nike, Inc., Class B              2,600          162
Reebok International, Ltd.+        400            8
Russell Corp.                      200            4
Stride Rite Corp.                  300            4
VF Corp.                         1,200           62
                                             ------
                                                257
                                             ------
AUTOMOTIVE PRODUCTS/MOTOR VEHICLES -- 0.5%
B.F. Goodrich Co.                  800           32
Cooper Tire & Rubber Co.           500           11
Cummins Engine Co., Inc.           400           21
Dana Corp.                       1,378           65
Danaher Corp.                    1,400           93
Eaton Corp.                      1,100          101

                               Number        Value
                              of Shares      (000s)
                              ---------      ------
Fleetwood Enterprises, Inc.        200       $    5
Ford Motor Co.                  12,500          799
General Motors Corp.             6,500          578
Genuine Parts Co.                1,500           45
Goodyear Tire & Rubber Co.       1,600           91
Navistar International Corp.+      700           37
TRW, Inc.                        1,300           55
                                             ------
                                              1,933
                                             ------
BANKS -- 2.3%
AmSouth Bancorp.                 1,200           57
Bank of America Corp.           17,648        1,271
Bank of New York Co., Inc.       7,600          304
Bank One Corp.                  12,075          712
BankBoston Corp.                 3,400          167
Bankers Trust New York Corp.     1,000           90
BB&T Corp.                       2,800          112
Chase Manhattan Corp.            8,880          735
Comerica, Inc.                   2,100          137
Fifth Third Bancorp.             2,925          210
Firstar Corp.                    6,900          207
First Union Corp.                9,884          547
Fleet Financial Group, Inc.      5,248          226
Golden West Financial Corp.        900           90
Huntington Bancshares, Inc.      1,870           66
J.P. Morgan & Co., Inc.          2,000          269
KeyCorp, Inc.                    4,400          136
Mellon Bank Corp.                2,600          193
Mercantile Bancorp., Inc.        1,300           74
National City Corp.              3,300          237
Northern Trust Corp.             1,200          112
PNC Bank Corp.                   3,100          179
Regions Financial Corp.          2,100           79
Republic New York Corp.          1,600           94
SouthTrust Corp.                 1,700           68
State Street Corp.               1,700          149
Summit Bancorp.                  1,800           76
SunTrust Banks, Inc.             3,100          222
Synovus Financial Corp.          2,250           50
U.S. Bancorp.                    7,650          284
Union Planters Corp.             1,300           56
Wachovia Corp.                   2,100          185
Washington Mutual, Inc.          5,655          233
Wells Fargo Co.                 16,550          715
                                             ------
                                              8,342
                                             ------

SCHWAB MARKETTRACK GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
April 30, 1999 (Unaudited)
                               Number        Value
                              of Shares      (000s)
                              ---------      ------
BUSINESS MACHINES & SOFTWARE -- 3.6%
3Com Corp.+                      3,300      $    86
Adobe Systems, Inc.                500           32
Apple Computer, Inc.+            1,000           46
Autodesk, Inc.                     200            6
BMC Software, Inc.+              2,100           90
Cabletron Systems, Inc.+         1,300           12
Ceridian Corp.+                  1,056           39
Cisco Systems, Inc.+            16,125        1,839
Compaq Computer Corp.           17,364          387
Computer Associates
  International, Inc.            5,525          236
Compuware Corp.+                 3,600           88
Data General Corp.+                300            4
Dell Computer Corp.+            26,200        1,079
Gateway 2000, Inc.+              1,500           99
Hewlett-Packard Co.             10,400          820
Honeywell, Inc.                  1,300          123
Intergraph Corp.+                  500            3
International Business
  Machines Corp.                 9,500        1,987
Microsoft Corp.+                50,400        4,098
Novell, Inc.+                    3,200           71
Oracle Systems Corp.+           14,212          385
Parametric Technology Corp.+     2,200           29
PeopleSoft,  Inc.+               2,300           31
Pitney Bowes, Inc.               2,700          189
Seagate Technology, Inc.+        2,168           60
Silicon Graphics, Inc.+          1,476           19
Sun Microsystems, Inc.+          8,000          478
Unisys Corp.+                    2,600           82
Xerox Corp.                      6,600          388
                                            -------
                                             12,806
                                            -------
BUSINESS SERVICES -- 1.1%
America Online, Inc.+           10,300        1,470
Automatic Data Processing, Inc.  6,000          267
Browning-Ferris Industries, Inc. 1,800           72
Cendant Corp.+                   8,222          148
Computer Sciences Corp.+         2,080          124
Deluxe Corp.                       700           24
Ecolab, Inc.                     1,400           59
Equifax, Inc.                    1,200           43
First Data Corp.                 4,200          178

                               Number        Value
                              of Shares      (000s)
                              ---------      ------
H&R Block, Inc.                  1,000      $    48
Interpublic Group of
  Companies, Inc.                1,350          105
Laidlaw, Inc.                    3,000           19
Moore Corp., Ltd.                  600            6
National Service Industries, Inc   500           19
Omnicom Group, Inc.              1,600          116
Paychex, Inc.                    1,600           82
R.R. Donnelley & Sons Co.        1,200           42
Tyco International Ltd.          7,926          644
Waste Management, Inc.           5,617          317
                                            -------
                                              3,783
                                            -------
CHEMICAL -- 0.6%
Air Products & Chemicals, Inc.   2,800          132
Dow Chemical Co.                 2,200          289
E.I. du Pont de Nemours & Co.   11,400          805
Eastman Chemical Co.               800           45
Great Lakes Chemical Corp.         400           19
Hercules, Inc.                     900           34
Minnesota Mining &
  Manufacturing Co.              4,300          383
Morton International, Inc.       1,100           44
Nalco Chemical Co.                 600           22
PPG Industries, Inc.             1,800          117
Praxair, Inc.                    1,400           72
Rohm & Haas Co.                  2,700          121
Sigma-Aldrich Corp.                900           29
Union Carbide Corp.              1,100           57
W.R. Grace & Co.+                  900           14
                                            -------
                                              2,183
                                            -------
CONSTRUCTION -- 0.1%
Armstrong World Industries, Inc.   500           27
Centex Corp.                       600           22
Crane Co.                          225            7
Fluor Corp.                        700           23
Kaufman & Broad Home Corp.         200            5
Masco Corp.                      3,400          100
Owens Corning                      400           14
Pulte Corp.                        200            5
Sherwin-Williams Co.             1,400           44
The Stanley Works                  800           24
                                            -------
                                                271
                                            -------

                               Number        Value
                              of Shares      (000s)
                              ---------      ------
CONSUMER - DURABLE -- 0.1%
Black & Decker Corp.               600       $   34
Fortune Brands, Inc.             1,400           55
Maytag Corp.                       900           62
Newell Rubbermaid, Inc.          2,245          106
Whirlpool Corp.                    800           53
                                             ------
                                                310
                                             ------
CONSUMER - NONDURABLE -- 0.4%
American Greetings Corp., Class A  500           13
Darden Restaurants, Inc.         1,200           27
Hasbro, Inc.                     1,650           56
Jostens, Inc.                      200            4
Mattel, Inc.                     2,650           69
McDonald's Corp.                13,200          559
RJR Nabisco Holdings Corp.       3,200           82
Tricon Global
  Restaurants, Inc.+             1,260           81
Unilever NV                      6,400          416
Wendy's International, Inc.      1,000           27
                                             ------
                                              1,334
                                             ------
CONTAINERS -- 0.0%
Ball Corp.                         200           11
Bemis Co., Inc.                    500           17
Crown Cork & Seal Co., Inc.      1,000           32
Owens-Illinois, Inc. +           1,100           32
Sealed Air Corp.+                  782           48
                                             ------
                                                140
                                             ------
ELECTRONICS -- 1.9%
Advanced Micro Devices, Inc.+    1,220           20
Andrew Corp.+                      850           12
Applied Materials, Inc.+         3,300          177
Ascend Communications, Inc.+     2,000          193
EG&G, Inc.                         300            9
Electronic Data Systems Corp.    4,900          263
EMC Corp.+                       5,300          577
Emerson Electric Co.             4,500          290
General Instrument Corp.+        1,200           44
Harris Corp.                       500           17
Intel Corp.                     33,400        2,044
KLA-Tencor Corp.+                  600           30
LSI Logic Corp.+                 1,100           37
Lucent Technologies, Inc.       26,592        1,599
Micron Technology, Inc.+         1,800           67
Motorola, Inc.                   6,000          481
National Semiconductor Corp.+    1,400           17

                               Number        Value
                              of Shares      (000s)
                              ---------      ------
Perkin Elmer Corp.+                500       $   54
Scientific-Atlanta, Inc.           400           13
Solectron Corp.+                 2,400          116
Tektronix, Inc.                    450           11
Tellabs, Inc.+                   1,900          208
Texas Instruments, Inc.          3,700          378
Thermo Electron Corp.+           1,300           21
Thomas & Betts Corp.               481           20
                                             ------
                                              6,698
                                             ------
ENERGY - RAW MATERIALS -- 0.3%
Anadarko Petroleum Corp.         1,200           46
Apache Corp.                       600           18
Baker Hughes, Inc.               3,560          106
Burlington Resources, Inc.       1,505           69
Halliburton Co.                  3,958          169
Helmerich & Payne, Inc.            400           10
McDermott International, Inc.      300            9
Occidental Petroleum Corp.       3,100           63
ONEOK, Inc.                        200            6
Rowan Companies, Inc.+             500            8
Schlumberger Ltd.                5,100          326
Sempra Energy                    2,403           50
Sunoco, Inc.                       400           14
Union Pacific Resources
  Group Inc.                     2,239           31
                                             ------
                                                925
                                             ------
FOOD & AGRICULTURE -- 1.3%
Archer-Daniels Midland Co.       5,643           85
Bestfoods, Inc.                  3,000          151
Campbell Soup Co.                4,600          189
Coca-Cola Co.                   24,800        1,686
Coca-Cola Enterprises, Inc.      4,000          138
ConAgra, Inc.                    4,500          112
General Mills, Inc.              1,963          144
H.J. Heinz Co.                   3,700          173
Hershey Foods Corp.              1,500           79
Kellogg Co.                      3,900          144
Monsanto Co.                     6,500          294
PepsiCo, Inc.                   14,800          547
Pioneer-Hi-Bred
  International, Inc.            3,000          112
Quaker Oats Co.                  1,400           90
Ralston-Ralston Purina Group     3,600          110
Sara Lee Corp.                   9,600          214
SYSCO Corp.                      3,000           89
Wm. Wrigley Jr. Co.              1,400          124
                                             ------
                                              4,481
                                             ------
                                                                              31

SCHWAB MARKETTRACK GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
April 30, 1999 (Unaudited)

                               Number        Value
                              of Shares      (000s)
                              ---------      ------

GOLD -- 0.0%
Barrick Gold Corp.               3,500      $    70
Battle Mountain Gold Co.         2,000            6
Homestake Mining Co.             1,300           12
Newmont Mining Corp.             1,401           34
Placer Dome, Inc.                2,100           30
                                            -------
                                                152
                                            -------
HEALTHCARE/DRUGS & MEDICINE -- 3.4%
Abbott Laboratories             15,400          746
Allergan, Inc.                     300           27
ALZA Corp.+                        800           27
American Home Products Corp.    13,000          793
Amgen, Inc.+                     5,400          332
Bausch & Lomb, Inc.                300           23
Baxter International, Inc.       2,800          176
Becton, Dickinson & Co.          2,600           97
Biomet, Inc.                       800           33
Boston Scientific Corp.+         3,474          148
Bristol-Myers Squibb Co.        19,800        1,259
C.R. Bard, Inc.                    400           20
Cardinal Health, Inc.            2,500          150
Columbia / HCA Healthcare Corp.  6,300          156
Eli Lilly & Co.                 11,100          817
Guidant Corp.                    3,000          161
HCR Manor Care, Inc.+            1,100           31
HealthSouth Corp.+               3,452           46
Humana, Inc.+                    1,400           19
IMS Health, Inc.                 2,800           84
Johnson & Johnson               13,500        1,316
Mallinckrodt, Inc.                 400           14
McKesson HBOC, Inc.              2,654           93
Medtronic, Inc.                  5,800          417
Merck & Co., Inc.               24,200        1,700
Pfizer, Inc.                    13,000        1,496
Pharmacia & Upjohn, Inc.         4,900          274
Schering-Plough Corp.           14,800          715
Service Corp. International      2,200           46
Shared Medical Systems Corp.       300           16
St. Jude Medical, Inc.+            725           20
Tenet Healthcare Corp.+          2,800           66
United Healthcare Corp.          1,700           95
Warner Lambert Co.               8,700          591
Watson Pharmaceuticals, Inc.+    1,000           41
                                            -------
                                             12,045
                                            -------

                              Number         Value
                             of Shares       (000s)
                             ---------       ------

HOUSEHOLD PRODUCTS -- 0.7%
Alberto-Culver Co., Class B        200      $     5
Avon Products, Inc.              2,800          152
Clorox Co.                       1,200          138
Colgate-Palmolive Co.            3,000          307
Gillette Co.                    11,600          605
International Flavors &
  Fragrances, Inc.               1,100           43
Procter & Gamble Co.            13,300        1,248
Tupperware Corp.                   400            9
                                            -------
                                              2,507
                                            -------
INSURANCE -- 1.1%
Aetna, Inc.                      1,424          125
Allstate Corp.                   9,000          327
American General Corp.           2,510          186
American International
 Group, Inc.                    12,798        1,503
Aon Corp.                        1,750          120
Chubb Corp.                      2,100          124
CIGNA Corp.                      2,400          209
Cincinnati Financial Corp.       1,800           73
Conseco, Inc.                    2,520           80
Hartford Financial Services
  Group, Inc.                    3,000          177
Jefferson-Pilot Corp.            1,575          106
Lincoln National Corp.           1,100          106
Marsh & McLennan
  Companies, Inc.                3,000          230
MBIA, Inc.                         900           61
MGIC Investment Corp.            1,200           58
Progressive Corp.                  900          129
Provident Companies, Inc.        1,300           51
SAFECO Corp.                     1,100           44
St. Paul Companies, Inc.         2,450           70
Torchmark Corp.                  1,100           38
Transamerica Corp.               1,200           86
UNUM Corp.                       1,400           76
                                            -------
                                              3,979
                                            -------
MEDIA -- 0.9%
CBS Corp.+                       6,800          310
Clear Channel Communications,
  Inc.+                          2,400          167
Comcast Corp., Class A           3,700          243
Dow Jones & Co., Inc.            1,000           55
Gannett Co., Inc.                2,900          205

                               Number        Value
                              of Shares      (000s)
                              ---------      ------
Harcourt General, Inc.             800       $   38
King World Productions, Inc+       800           28
Knight-Ridder, Inc.                900           48
McGraw-Hill Companies, Inc.      2,000          111
Mediaone Group+                  5,800          473
Meredith Corp.                     200            7
New York Times Co., Class A      2,000           69
Time Warner, Inc.               12,000          840
Times Mirror Co., Series A       1,000           59
Tribune Co.                      1,300          108
Viacom, Inc., Class B+           6,600          270
                                             ------
                                              3,031
                                             ------
MISCELLANEOUS FINANCE -- 1.8%
American Express Co.             4,900          640
Associates First Capital Corp.   6,942          308
Bear Stearns Companies, Inc.       840           39
Capital One Financial Corp.        700          122
Charles Schwab Corp.             3,725          409
Citigroup, Inc.                 22,741        1,711
Countrywide Credit
  Industries, Inc.                 800           36
Dun & Bradstreet Corp.           1,500           55
Fannie Mae                      10,700          759
Franklin Resources, Inc.         2,500          100
Freddie Mac                      6,700          420
Household International, Inc.    5,759          290
Lehman Brothers Holdings, Inc.   1,100           61
MBNA Corp.                       7,200          203
Merrill Lynch & Co., Inc.        3,800          319
Morgan Stanley, Dean Witter,
  Discover & Co.                 5,950          590
Providian Financial Corp.        1,550          200
SLM Holding Corp.                1,700           73
                                             ------
                                              6,335
                                             ------
NON-FERROUS METALS -- 0.1%
Alcan Aluminum, Ltd.             2,000           64
Alcoa Inc.                       3,600          224
Asarco, Inc.                       200            4
Cyprus Amax Minerals Co.           600            9
Engelhard Corp.                  1,300           25
Freeport-McMoRan Copper &
  Gold, Inc., Class B            1,700           26
Inco, Ltd.                       1,400           27
Phelps Dodge Corp.                 600           38
Reynolds Metals Co.                800           50
                                             ------
                                                467
                                             ------

                               Number        Value
                              of Shares      (000s)
                              ---------      ------

OIL - DOMESTIC -- 0.2%
Amerada Hess Corp.               1,000       $   57
Ashland, Inc.                      800           34
Atlantic Richfield Co.           3,300          277
Kerr-McGee Corp.                   869           37
Phillips Petroleum Co.           2,400          122
Unocal Corp.                     2,200           91
USX-Marathon Group               2,600           81
                                             ------
                                                699
                                             ------
OIL - INTERNATIONAL -- 1.5%
Chevron Corp.                    6,800          678
Exxon Corp.                     24,700        2,052
Mobil Corp.                      7,900          828
Royal Dutch Petroleum Co. -
  Sponsored ADR                 21,500        1,262
Texaco, Inc.                     5,561          349
                                             ------
                                              5,169
                                             ------
OPTICAL & PHOTO -- 0.1%
Eastman Kodak Co.                3,300          246
Polaroid Corp.                     500           10
                                             ------
                                                256
                                             ------
PAPER & FOREST PRODUCTS -- 0.3%
Boise Cascade Corp.                300           12
Champion International Corp.       700           38
Fort James Corp.                 2,000           76
Georgia-Pacific Group            1,200          111
International Paper Co.          2,800          149
Kimberly-Clark Corp.             5,360          329
Louisiana-Pacific Corp.            800           17
Mead Corp.                       1,000           42
Potlatch Corp.                     100            4
Temple Inland, Inc.                600           41
Union Camp Corp.                   700           56
Westvaco Corp.                     700           21
Weyerhaeuser Co.                 1,700          114
Willamette Industries, Inc.        900           42
                                             ------
                                              1,052
                                             ------
PRODUCER GOODS & MANUFACTURING -- 1.4%
Allied Signal, Inc.              5,400          317
Avery Dennison Corp.             1,200           82
Briggs & Stratton Corp.            100            7
Case Corp.                         800           28
Caterpillar, Inc.                3,500          225

SCHWAB MARKETTRACK GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
April 30, 1999 (Unaudited)

                               Number        Value
                              of Shares      (000s)
                              ---------      ------
Cooper Industries, Inc.          1,300       $   63
Corning, Inc.                    2,100          120
Deere & Co.                      2,600          112
Dover Corp.                      1,800           66
FMC Corp.+                         400           26
Foster Wheeler Corp.               300            4
General Electric Co.            33,100        3,492
Harnischfeger Industries, Inc.     200            2
Illinois Tool Works, Inc.        2,500          193
Ingersoll Rand Co.               1,450          100
ITT Industries, Inc.               900           32
Johnson Controls, Inc.             600           44
Milacron Inc.                      100            2
Millipore Corp.                    200            6
NACCO Industries, Inc. , Class A   100            8
Pall Corp.                       1,000           18
Parker-Hannifin Corp.              750           35
Raychem Corp.                      800           21
Snap-On, Inc.                      300           10
Springs Industries, Inc.           300           11
Tenneco, Inc.                    1,400           38
The Timken Company                 600           13
W. W. Grainger, Inc.             1,600           80
                                             ------
                                              5,155
                                             ------
RAILROAD & SHIPPING -- 0.2%
Burlington Northern
  Santa Fe Corp.                 5,100          187
CSX Corp.                        2,200          108
Kansas City Southern
  Industries, Inc.               1,100           66
Norfolk Southern Corp.           3,600          118
Union Pacific Corp.              2,500          150
                                             ------
                                                629
                                             ------
RETAIL -- 1.9%
Albertson's, Inc.                2,200          113
American Stores Co.              2,600           82
AutoZone, Inc.+                  1,300           39
Circuit City Stores, Inc.          800           49
Consolidated Stores Corp.+       1,100           38
Costco Companies, Inc.+          2,300          186
CVS Corp.                        3,600          171
Dayton Hudson Corp.              4,400          296
Dillards, Inc., Class A            800           22
Dollar General Corp.             1,875           66

                               Number        Value
                              of Shares      (000s)
                              ---------      ------

Federated Department
  Stores, Inc.+                  1,800       $   84
Fred Meyer, Inc.+                1,600           87
Gap, Inc.                        5,400          359
Great Atlantic & Pacific
  Tea Co., Inc.                    200            6
Home Depot, Inc.                14,900          893
IKON Office Solutions            1,000           12
J.C. Penney Co., Inc.            2,500          114
Kmart Corp.+                     4,700           70
Kohl's Corp.+                    1,600          106
Kroger Company+                  2,300          125
Limited, Inc.                    2,397          105
Longs Drug Stores, Inc.            200            7
Lowe's Companies, Inc.           3,600          190
May Department Stores Co.        3,600          143
Nordstrom, Inc.                  1,600           56
Pep Boys-Manny, Moe & Jack         300            4
Rite Aid Corp.                   2,600           61
Safeway, Inc.+                   4,900          264
Sears, Roebuck & Co.             3,700          170
Staples, Inc.+                   4,350          131
SUPERVALU, Inc.                    600           13
Tandy Corp.                        800           58
TJX Companies, Inc.              3,000          100
Toys "R" Us, Inc.+               2,600           57
Wal-Mart Stores, Inc.           45,400        2,088
Walgreen Co.                     9,400          253
Winn Dixie Stores, Inc.          1,200           43
                                             ------
                                              6,661
                                             ------
STEEL -- 0.0%
Allegheny Teledyne, Inc.         1,470           33
Bethlehem Steel Corp.+             800            7
Nucor Corp.                        600           35
USX-U.S. Steel Group, Inc.         500           15
Worthington Industries, Inc.       900           12
                                             ------
                                                102
                                             ------
TELEPHONE -- 2.7%
AirTouch Communications, Inc.+   5,700          532
Alltel Corp.                     2,800          189
Ameritech Corp.                 11,400          780
AT&T Corp.                      32,049        1,618
Bell Atlantic Corp.             16,146          930
BellSouth Corp.                 20,000          895

                               Number        Value
                              of Shares      (000s)
                              ---------      ------

Century Telephone Enterprises,
  Inc.+                          1,350      $     54
Frontier Corp.                   1,400            77
GTE Corp.                        9,600           643
MCI WorldCom, Inc.+             18,180         1,494
Nextel Communications, Inc.,
  Class A+                       2,600           106
Nortel Networks Corp.            6,680           455
SBC Communications, Inc.        19,934         1,116
Sprint Corp.                     4,300           441
Sprint Corp. (PCS Group)+        4,250           180
U.S. WEST Inc.                   4,758           249
                                            --------
                                               9,759
                                            --------
TOBACCO -- 0.3%
Loew's Corp.                     1,300            95
Philip Morris Companies, Inc.   24,300           852
UST, Inc.                        1,600            45
                                            --------
                                                 992
                                            --------
TRAVEL & RECREATION -- 0.3%
Brunswick Corp.                    900            22
Carnival Corp.                   6,100           252
Harrah's Entertainment, Inc.+      900            20
Hilton Hotels Corp.              2,200            34
Marriott International, Inc.,
  Class A                        2,600           109
Mirage Resorts, Inc.+            1,500            34
Walt Disney Co.                 20,919           664
                                            --------
                                               1,135
                                            --------
TRUCKING & FREIGHT -- 0.0%
PACCAR, Inc.                       800            45
Ryder Systems, Inc.                400            11
                                            --------
                                                  56
                                            --------
UTILITIES-ELECTRIC & GAS -- 0.8%
AES Corp.+                       1,800            90
Ameren Corp.                     1,500            58
American Electric Power
  Co., Inc.                      1,900            79
Baltimore Gas & Electric Co.+    1,300            37
Carolina Power & Light Co.       1,200            48
Central & South West Corp.       1,800            45
Cinergy Corp.                    1,300            39
CMS Energy Corp.                 1,000            44
Coastal Corp.                    2,200            84

                               Number        Value
                              of Shares      (000s)
                              ---------      ------

Columbia Energy Group            1,200      $     58
Consolidated Edison, Inc.        2,100            95
Consolidated Natural Gas Co.     1,000            60
Dominion Resources, Inc.         1,600            66
DTE Energy Co.                   1,400            57
Duke Energy Group                3,826           214
Eastern Enterprises                100             4
Edison International             3,700            91
Enron Corp.                      3,400           256
Entergy Corp.                    2,100            66
First Energy Corp.               2,100            62
FPL Group, Inc.                  1,900           107
GPU, Inc.                          900            34
New Century Energies, Inc.       1,000            35
Niagara Mohawk Holdings, Inc.+   1,400            19
NICOR, Inc.                        200             7
Northern States Power Co.        1,600            39
PacifiCorp                       2,700            45
PECO Energy Co.                  1,900            90
Peoples Energy Corp.               100             4
PG&E Corp.                       4,200           130
PP&L Resources, Inc.             1,400            39
Public Service Enterprise
  Group, Inc.                    2,000            80
Reliant Energy, Inc.             2,549            72
Sonat, Inc.                      1,200            43
Southern Co.                     6,600           179
Texas Utilities Co.              2,767           110
Unicom Corp.                     1,900            74
Williams Companies, Inc.         4,200           198
                                            --------
                                               2,858
                                            --------
TOTAL COMMON STOCK
  (Cost $59,809)                             109,333
                                            --------
INVESTMENT FUNDS -- 64.2%
Schwab International Index Fund,
  Select Shares              4,534,100        73,452
Schwab S&P 500 Fund,
  Select Shares              1,497,475        30,983
Schwab Small-Cap Index Fund,
  Select Shares              4,306,114        70,362
Schwab Total Bond Market
  Index Fund                 5,288,978        52,625
                                            --------
TOTAL INVESTMENT FUNDS
  (Cost $206,313)                            227,422
                                            --------

SCHWAB MARKETTRACK GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
April 30, 1999 (Unaudited)

                               Number        Value
                              of Shares      (000s)
                              ---------      ------
SHORT-TERM INVESTMENTS -- 4.1%
Schwab Value Advantage
  Money Market, Class A
   4.605%*                  14,926,842      $ 14,927
                                            --------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $14,927)                              14,927
                                            --------
TOTAL INVESTMENTS -- 99.2%
  (Cost $281,049)                            351,682
                                            --------
OTHER ASSETS AND LIABILITIES, NET -- 0.8%
   Other assets                                5,865
   Liabilities                                (3,002)
                                            --------
                                               2,863
                                            --------
TOTAL NET ASSETS -- 100.0%                  $354,545
                                            ========

SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS AND NOTES TO
FINANCIAL STATEMENTS.

SCHWAB MARKETTRACK BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 1999 (Unaudited)

                               Number        Value
                              of Shares      (000s)
                              ---------      ------
COMMON STOCK -- 21.6%
AEROSPACE / DEFENSE -- 0.3%
Boeing Co.                       6,684       $  272
General Dynamics Corp.           1,000           70
Lockheed Martin Corp.            2,600          112
Northrop Grumman Corp.             500           32
Raytheon Co., Class B            2,300          162
Rockwell International Corp.     1,400           72
Textron, Inc.                    1,100          101
United Technologies Corp.        1,500          217
                                             ------
                                              1,038
                                             ------
AIR TRANSPORTATION -- 0.1%
AMR Corp./Del+                   1,600          112
Delta Air Lines, Inc.            1,400           89
FDX Corp.+                       1,280          144
Southwest Airlines Co.           2,350           77
U.S. Airways Group, Inc.+          700           38
                                             ------
                                                460
                                             ------
ALCOHOLIC BEVERAGES -- 0.1%
Adolph Coors Co., Class B          100            5
Anheuser-Busch Companies, Inc.   3,400          249
Brown-Forman Corp., Class B        500           37
Seagram Co., Ltd.                2,800          161
                                             ------
                                                452
                                             ------
APPAREL -- 0.1%
Fruit of the Loom, Inc., Class A+  200            2
Liz Claiborne, Inc.                200            7
Nike, Inc., Class B              1,700          106
Reebok International, Ltd.+        200            4
Russell Corp.                      100            2
Stride Rite                        200            2
VF Corp.                           600           31
                                             ------
                                                154
                                             ------
AUTOMOTIVE PRODUCTS/MOTOR VEHICLES -- 0.4%
B.F. Goodrich Co.                  200            8
Cooper Tire & Rubber Co.           200            4
Cummins Engine Co., Inc.           300           16
Dana Corp.                         885           42
Danaher Corp.                      900           60


                               Number        Value
                              of Shares      (000s)
                              ---------      ------

Eaton Corp.                        600       $   55
Fleetwood Enterprises, Inc.        100            2
Ford Motor Co.                   8,200          524
General Motors Corp.             4,700          418
Genuine Parts Co.                1,150           35
Goodyear Tire & Rubber Co.       1,300           74
Navistar International Corp.+      200           10
TRW, Inc.                          900           38
                                             ------
                                              1,286
                                             ------
BANKS -- 1.7%
AmSouth Bancorp.                   800           38
Bank of America Corp.           11,980          863
Bank of New York Co., Inc.       5,200          208
Bank One Corp.                   7,857          464
BankBoston Corp.                 2,400          118
Bankers Trust New York Corp.       900           81
BB&T Corp.                       2,000           80
Chase Manhattan Corp.            6,064          502
Comerica, Inc.                   1,000           65
Fifth Third Bancorp.             1,725          124
Firstar Corp.                    4,500          135
First Union Corp.                6,836          379
Fleet Financial Group, Inc.      3,912          168
Golden West Financial Corp.        500           50
Huntington Bancshares Inc.       1,320           47
J.P. Morgan & Co., Inc.          1,400          189
KeyCorp, Inc.                    3,200           99
Mellon Bank Corp.                1,700          126
Mercantile Bancorp., Inc.          900           51
National City Corp.              2,200          158
Northern Trust Corp.               800           75
PNC Bank Corp.                   2,100          122
Regions Financial Corp.          1,400           53
Republic New York Corp.          1,000           59
SouthTrust Corp.                 1,100           44
State Street Corp.               1,100           96
Summit Bancorp.                  1,200           51
SunTrust Banks, Inc.             2,200          157
Synovus Financial Corp.          1,200           27
U.S. Bancorp.                    5,280          196
Union Planters Corp.               900           39
Wachovia Corp.                   1,400          123
Washington Mutual, Inc.          3,816          157
Wells Fargo Co.                 11,120          480
                                             ------
                                              5,624
                                             ------
                                                                              37

SCHWAB MARKETTRACK BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
April 30, 1999 (Unaudited)

                               Number        Value
                              of Shares      (000s)
                              ---------      ------
BUSINESS MACHINES & SOFTWARE -- 2.5%
3Com Corp.+                      2,600       $   68
Adobe Systems, Inc.                400           25
Apple Computer, Inc.+              500           23
Autodesk, Inc.                     100            3
BMC Software, Inc.+              1,400           60
Cabletron Systems, Inc.+           700            7
Ceridian Corp.+                  1,428           52
Cisco Systems, Inc.+            10,575        1,206
Compaq Computer Corp.           11,664          260
Computer Associates
  International, Inc.            3,725          159
Compuware Corp.+                 2,400           59
Data General Corp.+                100            1
Dell Computer Corp.+            17,800          733
Gateway 2000, Inc.+              1,000           66
Hewlett-Packard Co.              7,000          552
Honeywell, Inc.                    800           76
Intergraph Corp.+                  200            1
International Business
  Machines Corp.                 6,400        1,339
Microsoft Corp.+                34,000        2,765
Novell, Inc.+                    2,600           58
Oracle Systems Corp.+            9,750          264
Parametric Technology Corp.+     1,400           18
PeopleSoft,  Inc.+               1,500           21
Pitney Bowes, Inc.               1,800          126
Seagate Technology, Inc.+        1,284           36
Silicon Graphics, Inc.+          1,054           13
Sun Microsystems, Inc.+          5,600          335
Unisys Corp.+                    1,900           60
Xerox Corp.                      4,600          270
                                             ------
                                              8,656
                                             ------
BUSINESS SERVICES -- 0.7%
America Online, Inc.+            6,900          985
Automatic Data Processing, Inc.  4,000          178
Browning-Ferris Industries, Inc. 1,200           48
Cendant Corp.+                   4,915           88
Computer Sciences Corp.+         1,190           71
Deluxe Corp.                       500           17
Ecolab, Inc.                     1,000           42
Equifax, Inc.                      700           25
First Data Corp.                 2,600          110
H&R Block, Inc.                    600           29

                               Number        Value
                              of Shares      (000s)
                              ---------      ------
Interpublic Group of
  Companies, Inc.                  850       $   66
Laidlaw, Inc.                    2,000           13
Moore Corp., Ltd.                  200            2
National Service Industries, Inc.  300           12
Omnicom Group, Inc.              1,000           73
Paychex, Inc.                    1,100           56
R.R. Donnelley & Sons Co.          800           28
Tyco International Ltd.          5,350          435
Waste Management, Inc.           3,812          215
                                             ------
                                              2,493
                                             ------
CHEMICAL -- 0.4%
Air Products & Chemicals, Inc.   2,200          103
Dow Chemical Co.                 1,500          197
E.I. du Pont de Nemours & Co.    7,600          537
Eastman Chemical Co.               600           33
Great Lakes Chemical Corp.         100            5
Hercules, Inc.                     700           26
Minnesota Mining &
  Manufacturing Co.              2,900          258
Morton International, Inc.         600           24
Nalco Chemical Co.                 300           11
PPG Industries, Inc.             1,200           78
Praxair, Inc.                    1,000           52
Rohm & Haas Co.                  1,500           67
Sigma-Aldrich Corp.                400           13
Union Carbide Corp.                800           42
W.R. Grace & Co.+                  600           10
                                             ------
                                              1,456
                                             ------
CONSTRUCTION -- 0.1%
Armstrong World Industries, Inc.   400           22
Centex Corp.                       400           15
Crane Co.                          225            7
Fluor Corp.                        200            7
Kaufman & Broad Home Corp.         100            2
Masco Corp.                      2,200           65
Owens Corning                      300           11
Pulte Corp.                        200            5
Sherwin-Williams Co.             1,100           34
The Stanley Works                  400           12
                                             ------
                                                180
                                             ------
                                                                              38

                               Number        Value
                              of Shares      (000s)
                              ---------      ------
CONSUMER - DURABLE -- 0.1%
Black & Decker Corp.               300       $   17
Fortune Brands, Inc.             1,000           40
Maytag Corp.                       800           55
Newell Rubbermaid, Inc.          1,372           65
Whirlpool Corp.                    500           33
                                             ------
                                                210
                                             ------
CONSUMER - NONDURABLE -- 0.3%
American Greetings Corp., Class A  200            5
Darden Restaurants, Inc.           400            9
Hasbro, Inc.                       675           23
Jostens, Inc.                      100            2
Mattel, Inc.                     1,625           42
McDonald's Corp.                 9,400          398
RJR Nabisco Holdings Corp.       2,200           57
Tricon Global Restaurants, Inc.+   830           53
Unilever NV                      4,300          279
Wendy's International, Inc.        500           14
                                             ------
                                                882
                                             ------
CONTAINERS -- 0.0%
Ball Corp.                         100            5
Bemis Co., Inc.                    100            4
Crown Cork & Seal Co., Inc.        900           29
Owens-Illinois, Inc.+              600           17
Sealed Air Corp.+                  621           38
                                             ------
                                                 93
                                             ------
ELECTRONICS -- 1.3%
Advanced Micro Devices, Inc.+      820           13
Andrew Corp.+                      325            5
Applied Materials, Inc.+         2,200          118
Ascend Communications, Inc.+     1,300          126
EG&G, Inc.                         200            6
Electronic Data Systems Corp.    3,300          177
EMC Corp.+                       3,600          392
Emerson Electric Co.             3,000          194
General Instrument Corp.+        1,300           47
Harris Corp.                       400           14
Intel Corp.                     22,400        1,371
KLA-Tencor Corp.+                  400           20
LSI Logic Corp.+                   600           20
Lucent Technologies, Inc.       17,660        1,062
Micron Technology, Inc.+         1,500           56
Motorola, Inc.                   4,000          321
National Semiconductor Corp.+    1,000           13

                               Number        Value
                              of Shares      (000s)
                              ---------      ------

Perkin Elmer Corp.+                400       $   43
Scientific-Atlanta, Inc.           200            6
Solectron Corp.+                 1,600           78
Tektronix, Inc.                    250            6
Tellabs, Inc.+                   1,300          142
Texas Instruments, Inc.          2,800          286
Thermo Electron Corp.+             900           14
Thomas & Betts Corp.                81            3
                                             ------
                                              4,533
                                             ------
ENERGY - RAW MATERIALS -- 0.2%
Anadarko Petroleum Corp.           800           30
Apache Corp.                       400           12
Baker Hughes, Inc.               2,250           67
Burlington Resources, Inc.         910           42
Halliburton Co.                  2,574          110
Helmerich & Payne, Inc.          1,000           26
McDermott International, Inc.      200            6
Occidental Petroleum Corp.       2,000           40
ONEOK, Inc.                        100            3
Rowan Companies, Inc.+             300            5
Schlumberger Ltd.                3,500          224
Sempra Energy                    1,600           33
Sunoco, Inc.                       200            7
Union Pacific Resources
  Group Inc.                     1,562           22
                                             ------
                                                627
                                             ------
FOOD & AGRICULTURE -- 0.9%
Archer-Daniels Midland Co.       3,176           48
Bestfoods, Inc.                  1,900           95
Campbell Soup Co.                3,100          127
Coca-Cola Co.                   16,800        1,142
Coca-Cola Enterprises, Inc.      2,700           93
ConAgra, Inc.                    3,300           82
General Mills, Inc.              1,346           98
H.J. Heinz Co.                   2,500          117
Hershey Foods Corp.              1,000           53
Kellogg Co.                      2,300           85
Monsanto Co.                     4,000          181
PepsiCo, Inc.                   10,300          380
Pioneer-Hi-Bred
  International, Inc.            2,100           79
Quaker Oats Co.                  1,000           65
Ralston-Ralston Purina Group     2,100           64
Sara Lee Corp.                   6,400          142
SYSCO Corp.                      2,200           65
Wm. Wrigley Jr. Co.              1,000           89
                                             ------
                                              3,005
                                             ------

SCHWAB MARKETTRACK BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
April 30, 1999 (Unaudited)

                               Number        Value
                              of Shares      (000s)
                              ---------      ------
GOLD -- 0.0%
Barrick Gold Corp.               2,000       $   40
Battle Mountain Gold Co.         1,200            3
Homestake Mining Co.               600            6
Newmont Mining Corp.               629           15
Placer Dome, Inc.                1,000           14
                                             ------
                                                 78
                                             ------
HEALTHCARE/DRUGS & MEDICINE -- 2.4%
Abbott Laboratories             10,200          494
Allergan, Inc.                     300           27
ALZA Corp.+                        300           10
American Home Products Corp.     9,200          561
Amgen, Inc.+                     3,600          221
Bausch & Lomb, Inc.                200           15
Baxter International, Inc.       1,900          120
Becton, Dickinson & Co.          1,800           67
Biomet, Inc.                       400           16
Boston Scientific Corp.+         2,074           88
Bristol-Myers Squibb Co.        13,400          852
C.R. Bard, Inc.                    200           10
Cardinal Health, Inc.            1,650           99
Columbia / HCA Healthcare Corp.  4,400          109
Eli Lilly & Co.                  7,400          545
Guidant Corp.                    2,000          107
HCR Manor Care, Inc.+              700           19
HealthSouth Corp.+               2,776           37
Humana, Inc.+                      700           10
IMS Health, Inc.                 1,800           54
Johnson & Johnson                9,300          907
Mallinckrodt, Inc.                 400           14
McKesson HBOC, Inc.              1,773           62
Medtronic, Inc.                  4,000          288
Merck & Co., Inc.               16,000        1,124
Pfizer, Inc.                     8,700        1,001
Pharmacia & Upjohn, Inc.         3,500          196
Schering-Plough Corp.            9,800          473
Service Corp. International      1,400           29
Shared Medical Systems Corp.       200           11
St. Jude Medical, Inc.+            430           12
Tenet Healthcare Corp.+          1,700           40
United Healthcare Corp.          1,300           73
Warner Lambert Co.               5,700          387
Watson Pharmaceuticals, Inc.+      600           24
                                             ------
                                              8,102
                                             ------
                               Number        Value
                              of Shares      (000s)
                              ---------      ------
HOUSEHOLD PRODUCTS -- 0.5%
Alberto-Culver Co., Class B        200       $    5
Avon Products, Inc.              1,800           98
Clorox Co.                         700           81
Colgate-Palmolive Co.            2,100          215
Gillette Co.                     7,800          407
International Flavors &
  Fragrances, Inc.                 800           32
Procter & Gamble Co.             9,200          863
Tupperware Corp.                   200            5
                                             ------
                                              1,706
                                             ------
INSURANCE -- 0.8%
Aetna, Inc.                      1,134           99
Allstate Corp.                   5,500          200
American General Corp.           1,710          127
American International
  Group, Inc.                    8,460          994
Aon Corp.                        1,150           79
Chubb Corp.                      1,100           65
CIGNA Corp.                      1,400          122
Cincinnati Financial Corp.       1,200           48
Conseco, Inc.                    1,671           53
Hartford Financial Services
  Group, Inc.                    1,600           94
Jefferson-Pilot Corp.              900           61
Lincoln National Corp.             900           86
Marsh & McLennan
  Companies, Inc.                1,800          138
MBIA, Inc.                         900           61
MGIC Investment Corp.              800           39
Progressive Corp.                  600           86
Provident Companies, Inc.          900           35
SAFECO Corp.                       800           32
St. Paul Companies, Inc.         1,424           41
Torchmark Corp.                    800           27
Transamerica Corp.                 800           57
UNUM Corp.                       1,000           55
                                             ------
                                              2,599
                                             ------
MEDIA -- 0.6%
CBS Corp.+                       4,900          223
Clear Channel
  Communications, Inc.+          1,400           97
Comcast Corp., Class A           2,400          158
Dow Jones & Co., Inc.              700           38
Gannett Co., Inc.                1,900          135
Harcourt General, Inc.             500           24

                               Number        Value
                              of Shares      (000s)
                              ---------      ------

King World Productions, Inc.+      600       $   21
Knight-Ridder, Inc.                600           32
McGraw-Hill Companies, Inc.      1,400           77
Mediaone Group+                  4,000          326
Meredith Corp.                     200            7
New York Times Co., Class A      1,400           48
Time Warner, Inc.                8,000          560
Times Mirror Co., Series A         700           41
Tribune Co.                        900           75
Viacom, Inc., Class B+           5,000          204
                                             ------
                                              2,066
                                             ------
MISCELLANEOUS FINANCE -- 1.3%
American Express Co.             3,300          431
Associates First Capital Corp.   4,698          208
Bear Stearns Companies, Inc.     1,050           49
Capital One Financial Corp.        400           69
Charles Schwab Corp.             2,925          321
Citigroup, Inc.                 15,663        1,179
Countrywide Credit
  Industries, Inc.                 500           23
Dun & Bradstreet Corp.           1,000           37
Fannie Mae                       7,100          504
Franklin Resources, Inc.         1,700           68
Freddie Mac                      4,700          295
Household International, Inc.    3,233          163
Lehman Brothers Holdings, Inc.     700           39
MBNA Corp.                       5,212          147
Merrill Lynch & Co., Inc.        2,400          201
Morgan Stanley, Dean Witter,
  Discover & Co.                 3,955          392
Providian Financial Corp.          750           97
SLM Holding Corp.                1,200           51
                                             ------
                                              4,274
                                             ------
NON-FERROUS METALS -- 0.1%
Alcan Aluminum, Ltd.             1,300           41
Alcoa Inc.                       3,000          187
Asarco, Inc.                       100            2
Cyprus Amax Minerals Co.           400            6
Engelhard Corp.                    600           12
Freeport-McMoRan Copper &
  Gold, Inc., Class B            1,100           17
Inco, Ltd.                         900           17


                               Number        Value
                              of Shares      (000s)
                              ---------      ------

Phelps Dodge Corp.                 400       $   25
Reynolds Metals Co.                500           31
                                             ------
                                                338
                                             ------
OIL - DOMESTIC -- 0.1%
Amerada Hess Corp.                 700           40
Ashland, Inc.                      500           21
Atlantic Richfield Co.           2,300          193
Kerr-McGee Corp.                   621           26
Phillips Petroleum Co.           1,500           76
Unocal Corp.                     1,400           58
USX-Marathon Group               1,600           50
                                             ------
                                                464
                                             ------
OIL - INTERNATIONAL -- 1.0%
Chevron Corp.                    4,600          459
Exxon Corp.                     16,400        1,362
Mobil Corp.                      5,500          576
Royal Dutch Petroleum Co. -
  Sponsored ADR                 14,300          839
Texaco, Inc.                     3,730          234
                                             ------
                                              3,470
                                             ------
OPTICAL & PHOTO -- 0.1%
Eastman Kodak Co.                2,200          164
Polaroid Corp.                     300            6
                                             ------
                                                170
                                             ------
PAPER & FOREST PRODUCTS -- 0.2%
Boise Cascade Corp.                100            4
Champion International Corp.       500           27
Fort James Corp.                 1,500           57
Georgia-Pacific Group              900           83
International Paper Co.          1,800           96
Kimberly-Clark Corp.             3,480          213
Louisiana-Pacific Corp.            400            8
Mead Corp.                         600           25
Potlatch Corp.                     100            4
Temple Inland, Inc.                400           28
Union Camp Corp.                   500           40
Westvaco Corp.                     400           12
Weyerhaeuser Co.                 1,000           67
Willamette Industries, Inc.        400           19
                                             ------
                                                683
                                             ------

SCHWAB MARKETTRACK BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
April 30, 1999 (Unaudited)

                               Number        Value
                              of Shares      (000s)
                              ---------      ------
PRODUCER GOODS & MANUFACTURING -- 1.0%
Allied Signal, Inc.              3,900       $  229
Avery Dennison Corp.               600           41
Briggs & Stratton Corp.            100            7
Case Corp.                         500           17
Caterpillar, Inc.                2,500          161
Cooper Industries, Inc.            900           44
Corning, Inc.                    1,200           69
Deere & Co.                      1,700           73
Dover Corp.                      1,600           59
FMC Corp.+                         400           26
Foster Wheeler Corp.               100            1
General Electric Co.            22,200        2,342
Harnischfeger Industries, Inc.     100            1
Illinois Tool Works, Inc.        1,700          131
Ingersoll Rand Co.                 900           62
ITT Industries, Inc.               400           14
Johnson Controls, Inc.             500           36
Milacron, Inc.                     100            2
Millipore Corp.                    200            6
NACCO Industries, Inc., Class A    100            8
Pall Corp.                         500            9
Parker-Hannifin Corp.              600           28
Snap-On, Inc.                      150            5
Springs Industries, Inc.           200            7
Raychem Corp.                      500           13
Tenneco, Inc.                    1,000           27
The Timken Company                 200            4
W.W. Grainger, Inc.              1,000           50
                                             ------
                                              3,472
                                             ------
RAILROAD & SHIPPING -- 0.1%
Burlington Northern
  Santa Fe Corp.                 3,200          117
CSX Corp.                        1,500           74
Kansas City Southern
  Industries, Inc.                 800           48
Norfolk Southern Corp.           2,300           75
Union Pacific Corp.              1,700          102
                                             ------
                                                416
                                             ------
RETAIL -- 1.4%
Albertson's, Inc.                1,900           98
American Stores Co.              1,700           54
AutoZone, Inc.+                    600           18

                               Number        Value
                              of Shares      (000s)
                              ---------      ------

Circuit City Stores, Inc.          400       $   25
Consolidated Stores Corp.+         700           24
Costco Companies, Inc.+          1,700          138
CVS Corp.                        2,400          114
Dayton Hudson Corp.              3,200          215
Dillards, Inc., Class A            400           11
Dollar General Corp.             1,250           44
Federated Department
  Stores, Inc.+                  1,100           51
Fred Meyer, Inc.+                1,000           54
Gap, Inc.                        3,975          265
Great Atlantic & Pacific
  Tea Co., Inc.                    100            3
Home Depot, Inc.                10,200          611
IKON Office Solutions              500            6
J.C. Penney Co., Inc.            1,700           78
Kmart Corp.+                     2,600           39
Kohl's Corp.+                    1,100           73
Kroger Company+                  1,900          103
Limited, Inc.                    1,544           68
Longs Drug Stores, Inc.            200            7
Lowe's Companies, Inc.           2,200          116
May Department Stores Co.        2,400           96
Nordstrom, Inc.                  1,200           42
Pep Boys-Manny, Moe & Jack         200            3
Rite Aid Corp.                   1,800           42
Safeway, Inc.+                   3,300          178
Sears, Roebuck & Co.             2,700          124
Staples, Inc.+                   2,850           86
SUPERVALU, Inc.                    600           13
Tandy Corp.                        600           43
TJX Companies, Inc.              1,600           53
Toys "R" Us, Inc.+               1,800           39
Wal-Mart Stores, Inc.           30,400        1,398
Walgreen Co.                     6,600          177
Winn Dixie Stores, Inc.          1,200           43
                                             ------
                                              4,552
                                             ------
STEEL -- 0.0%
Allegheny Teledyne, Inc.           985           22
Bethlehem Steel Corp.+             300            3
Nucor Corp.                        500           29
USX-U.S. Steel Group, Inc.         500           15
Worthington Industries, Inc.       300            4
                                             ------
                                                 73
                                             ------
42

                               Number        Value
                              of Shares      (000s)
                              ---------      ------

TELEPHONE -- 1.9%
AirTouch Communications, Inc.+   3,900       $  364
Alltel Corp.                     1,800          121
Ameritech Corp.                  7,800          534
AT&T Corp.                      21,471        1,084
Bell Atlantic Corp.             10,872          627
BellSouth Corp.                 13,200          591
Century Telephone Enterprises,
  Inc.+                            900           36
Frontier Corp.                   1,000           55
GTE Corp.                        6,400          428
MCI WorldCom, Inc. +            12,546        1,031
Nextel Communications,
  Inc., Class A+                 1,800           74
Nortel Networks Corp.            4,460          304
SBC Communications, Inc.        12,924          724
Sprint Corp.                     2,900          297
Sprint Corp. (PCS Group)+        2,850          121
U S WEST Inc.                    3,309          173
                                             ------
                                              6,564
                                             ------
TOBACCO -- 0.2%
Loew's Corp.                     1,000           73
Philip Morris Companies, Inc.    6,100          565
UST, Inc.                        1,100           31
                                             ------
                                                669
                                             ------
TRAVEL & RECREATION -- 0.2%
Brunswick Corp.                    600           14
Carnival Corp.                   4,100          169
Harrah's Entertainment, Inc.+      400            9
Hilton Hotels Corp.              1,500           23
Marriott International, Inc.,
  Class A                        2,000           84
Mirage Resorts, Inc.+              800           18
Walt Disney Co.                 14,217          451
                                             ------
                                                768
                                             ------
TRUCKING & FREIGHT -- 0.0%
PACCAR, Inc.                       600           34
Ryder Systems, Inc.                200            5
                                             ------
                                                 39
                                             ------

                               Number        Value
                              of Shares      (000s)
                              ---------      ------

UTILITIES - ELECTRIC & GAS -- 0.5%
AES Corp.+                       1,200       $   60
Ameren Corp.                       600           23
American Electric Power
  Co., Inc.                      1,300           54
Baltimore Gas & Electric Co.+      800           23
Carolina Power & Light Co.         900           36
Central & South West Corp.       1,300           32
Cinergy Corp.                    1,000           30
CMS Energy Corp.                   700           31
Coastal Corp.                    1,600           61
Columbia Energy Group              550           26
Consolidated Edison, Inc.        1,300           59
Consolidated Natural Gas Co.       700           42
Dominion Resources, Inc.         1,000           41
DTE Energy Co.                     600           25
Duke Energy Corp.                2,426          136
Eastern Enterprises                100            4
Edison International             2,200           54
Enron Corp.                      2,400          181
Entergy Corp.                    1,500           47
First Energy Corp.               1,200           36
FPL Group, Inc.                  1,300           73
GPU, Inc.                          500           19
New Century Energies, Inc.         700           25
Niagara Mohawk Holdings, Inc.+     400            5
NICOR, Inc.                        100            4
Northern States Power Co.        1,000           24
PacifiCorp                       1,800           30
PECO Energy Co.                  1,400           66
Peoples Energy Corp.               100            4
PG&E Corp.                       2,400           75
PP&L Resources, Inc.               700           20
Public Service Enterprise
  Group, Inc.                    1,300           52
Reliant Energy, Inc.             1,724           49
Sonat, Inc.                        400           14
Southern Co.                     4,700          127
Texas Utilities Co.              1,922           76
Unicom Corp.                     1,300           50
Williams Companies, Inc.         2,800          132
                                             ------
                                              1,846
                                             ------
TOTAL COMMON STOCK
  (Cost $40,778)                             73,498
                                             ------

SCHWAB MARKETTRACK BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
April 30, 1999 (Unaudited)

                               Number        Value
                              of Shares      (000s)
                              ---------      ------
INVESTMENT FUNDS -- 73.3%
Schwab International Index Fund,
  Select Shares              3,141,407      $ 50,891
Schwab S&P 500 Fund,
  Select Shares              1,360,345        28,146
Schwab Small-Cap Index Fund,
  Select Shares              3,135,505        51,234
Schwab Total Bond Market
  Index Fund                11,918,096       118,585
                                            --------
TOTAL INVESTMENT FUNDS
  (Cost $232,436)                            248,856
                                            --------

                               Number        Value
                              of Shares      (000s)
                              ---------      ------

SHORT-TERM INVESTMENTS -- 4.3%
Schwab Value Advantage Money Market,
  Class A
   4.605%*                  14,511,586      $ 14,512
                                            --------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $14,512)                              14,512
                                            --------
TOTAL INVESTMENTS -- 99.2%
  (Cost $287,726)                            336,866
                                            --------
OTHER ASSETS AND LIABILITIES, NET -- 0.8%
   Other assets                                3,601
   Liabilities                                  (978)
                                            --------
                                               2,623
                                            --------
TOTAL NET ASSETS -- 100.0%                  $339,489
                                            ========

SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS AND NOTES TO
FINANCIAL STATEMENTS.

SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 1999 (Unaudited)

                               Number        Value
                              of Shares      (000s)
                              ---------      ------
COMMON STOCK -- 11.6%
AEROSPACE / DEFENSE -- 0.2%
Boeing Co.                       1,546       $   63
General Dynamics Corp.             200           14
Lockheed Martin Corp.              600           26
Northrop Grumman Corp.             100            6
Raytheon Co., Class B              500           35
Rockwell International Corp.       300           15
Textron, Inc.                      300           28
United Technologies Corp.          400           58
                                             ------
                                                245
                                             ------
AIR TRANSPORTATION -- 0.1%
AMR Corp./Del+                     300           21
Delta Air Lines, Inc.              200           13
FDX Corp.+                         280           32
Southwest Airlines Co.             675           22
U.S. Airways Group, Inc.+          200           11
                                             ------
                                                 99
                                             ------
ALCOHOLIC BEVERAGES -- 0.1%
Adolph Coors Co., Class B          100            5
Anheuser-Busch Companies, Inc.     700           51
Brown-Forman Corp., Class B        100            7
Seagram Co., Ltd.                  500           29
                                             ------
                                                 92
                                             ------
APPAREL -- 0.0%
Fruit of the Loom, Inc., Class A+  100            1
Liz Claiborne, Inc.                100            3
Nike, Inc., Class B                400           25
Reebok International, Ltd.+        100            2
Russell Corp.                      100            2
Stride Rite Corp.                  100            1
VF Corp.                           200           10
                                             ------
                                                 44
                                             ------
AUTOMOTIVE PRODUCTS/MOTOR VEHICLES -- 0.2%
B.F. Goodrich Co.                  100            4
Cooper Tire & Rubber Co.           100            2
Cummins Engine Co., Inc.           100            5
Dana Corp.                         292           14
Danaher Corp.                      200           13

                               Number        Value
                              of Shares      (000s)
                              ---------      ------

Eaton Corp.                        200       $   18
Fleetwood Enterprises, Inc.        100            2
Ford Motor Co.                   1,900          121
General Motors Corp.             1,100           98
Genuine Parts Co.                  250            7
Goodyear Tire & Rubber Co.         300           17
Navistar International Corp.+      100            5
TRW, Inc.                          200            8
                                             ------
                                                314
                                             ------
BANKS -- 0.8%
AmSouth Bancorp.                   200           10
Bank of America Corp.            2,711          195
Bank of New York Co., Inc.       1,200           48
Bank One Corp.                   1,946          115
BankBoston Corp.                   400           20
Bankers Trust New York Corp.       200           18
BB&T Corp.                         400           16
Chase Manhattan Corp.            1,416          117
Comerica, Inc.                     300           20
Fifth Third Bancorp.               375           27
Firstar Corp.                    1,200           36
First Union Corp.                1,500           83
Fleet Financial Group, Inc.        978           42
Golden West Financial Corp.        100           10
Huntington Bancshares, Inc.        350           12
J.P. Morgan & Co., Inc.            300           40
KeyCorp, Inc.                      700           22
Mellon Bank Corp.                  400           30
Mercantile Bancorp., Inc.          200           11
National City Corp.                500           36
Northern Trust Corp.               200           19
PNC Bank Corp.                     500           29
Regions Financial Corp.            300           11
Republic New York Corp.            200           12
SouthTrust Corp.                   300           12
State Street Corp.                 300           26
Summit Bancorp.                    300           13
SunTrust Banks, Inc.               400           29
Synovus Financial Corp.            300            7
U.S. Bancorp.                    1,089           40
Union Planters Corp.               200            9
Wachovia Corp.                     300           26
Washington Mutual, Inc.            921           38
Wells Fargo Co.                  2,560          111
                                             ------
                                              1,290
                                             ------

SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
April 30, 1999 (Unaudited)

                               Number        Value
                              of Shares      (000s)
                              ---------      ------

BUSINESS MACHINES & SOFTWARE -- 1.3%
3Com Corp.+                        600       $   16
Adobe Systems, Inc.                100            6
Apple Computer, Inc.+              200            9
Autodesk, Inc.                     100            3
BMC Software, Inc.+                300           13
Cabletron Systems, Inc.+           400            4
Ceridian Corp.+                    314           12
Cisco Systems, Inc.+             2,475          282
Compaq Computer Corp.            2,693           60
Computer Associates
  International, Inc.              850           36
Compuware Corp.+                   600           15
Data General Corp.+                400            5
Dell Computer Corp.+             4,000          165
Gateway 2000, Inc.+                200           13
Hewlett-Packard Co.              1,600          126
Honeywell, Inc.                    200           19
Intergraph Corp.+                  100            1
International Business
  Machines Corp.                 1,500          314
Microsoft Corp.+                 8,000          651
Novell, Inc.+                      600           13
Oracle Systems Corp.+            2,250           61
Parametric Technology Corp.+       400            5
PeopleSoft, Inc.+                  400            5
Pitney Bowes, Inc.                 400           28
Seagate Technology, Inc.+          276            8
Silicon Graphics, Inc.+            122            2
Sun Microsystems, Inc.+          1,200           72
Unisys Corp.+                      400           13
Xerox Corp.                      1,000           59
                                             ------
                                              2,016
                                             ------
BUSINESS SERVICES -- 0.4%
America Online, Inc.+            1,600          228
Automatic Data Processing, Inc.  1,000           45
Browning-Ferris Industries, Inc.   300           12
Cendant Corp.+                   1,159           21
Computer Sciences Corp.+           258           15
Deluxe Corp.                       100            3
Ecolab, Inc.                       200            8
Equifax, Inc.                      200            7
First Data Corp.                   600           25
H&R Block, Inc.                    200           10
Interpublic Group of
  Companies, Inc.                  250           19
Laidlaw, Inc.                      500            3

                               Number        Value
                              of Shares      (000s)
                              ---------      ------

Moore Corp. Ltd.                   100       $    1
National Service Industries, Inc.  100            4
Omnicom Group, Inc.                200           15
Paychex, Inc.                      300           15
R.R. Donnelley & Sons Co.          200            7
Tyco International Ltd.          1,172           95
Waste Management Inc.              907           51
                                             ------
                                                584
                                             ------
CHEMICAL -- 0.2%
Air Products & Chemicals, Inc.     400           19
Dow Chemical Co.                   400           52
E.I.du Pont de Nemours & Co.     1,800          127
Eastman Chemical Co.               200           11
Great Lakes Chemical Corp.         100            5
Hercules, Inc.                     100            4
Minnesota Mining &
  Manufacturing Co.                700           62
Morton International, Inc.         200            8
Nalco Chemical Co.                 100            4
PPG Industries, Inc.               300           19
Praxair, Inc.                      200           10
Rohm & Haas Co.                    300           13
Sigma-Aldrich Corp.                100            3
Union Carbide Corp.                300           16
W.R. Grace & Co.+                  100            2
                                             ------
                                                355
                                             ------
CONSTRUCTION -- 0.0%
Armstrong World Industries, Inc.   100            5
Centex Corp.                       200            7
Crane Co.                          150            4
Fluor Corp.                        100            3
Kaufman & Broad Home Corp.         100            2
Masco Corp.                        600           18
Owens Corning                      100            4
Pulte Corp.                        200            5
Sherwin-Williams Co.               200            6
The Stanley Works                  100            3
                                             ------
                                                 57
                                             ------
CONSUMER - DURABLE -- 0.0%
Black & Decker Corp.               100            6
Fortune Brands, Inc.               200            8
Maytag Corp.                       100            7
Newell Rubbermaid, Inc.            536           25
Whirlpool Corp.                    100            7
                                             ------
                                                 53
                                             ------

                               Number        Value
                              of Shares      (000s)
                              ---------      ------
CONSUMER - NONDURABLE -- 0.2%
American Greetings Corp., Class A  100       $    3
Darden Restaurants, Inc.           400            9
Hasbro, Inc.                       225            8
Jostens, Inc.                      100            2
Mattel, Inc.                       450           12
McDonald's Corp.                 2,200           93
RJR Nabisco Holdings Corp.         500           13
Tricon Global Restaurants, Inc.+   240           15
Unilever NV                      1,000           65
Wendy's International, Inc.        300            8
                                             ------
                                                228
                                             ------
CONTAINERS -- 0.0%
Ball Corp.                         100            5
Bemis Co., Inc.                    100            4
Crown Cork & Seal Co., Inc.        200            7
Owens-Illinois, Inc.+              300            9
Sealed Air Corp.+                  153            9
                                             ------
                                                 34
                                             ------
ELECTRONICS -- 0.7%
Advanced Micro Devices, Inc.+      180            3
Andrew Corp.+                      100            1
Applied Materials, Inc.+           500           27
Ascend Communications, Inc.+       300           29
EG&G, Inc.                         100            3
Electronic Data Systems Corp.      800           43
EMC Corp.+                         800           87
Emerson Electric Co.               700           45
General Instrument Corp.+          200            7
Harris Corp.                       100            3
Intel Corp.                      5,400          330
KLA-Tencor Corp.+                  100            5
LSI Logic Corp.+                   100            3
Lucent Technologies, Inc.        4,224          254
Micron Technology, Inc.+           400           15
Motorola, Inc.                     900           72
National Semiconductor Corp.+      200            3
Perkin Elmer Corp.+                100           11
Scientific-Atlanta, Inc.           100            3
Solectron Corp.+                   400           19
Tektronix, Inc.                     50            1
Tellabs, Inc.+                     300           33
Texas Instruments, Inc.            600           61

                               Number        Value
                              of Shares      (000s)
                              ---------      ------

Thermo Electron Corp.+             300       $    5
Thomas & Betts Corp.                63            3
                                             ------
                                              1,066
                                             ------
ENERGY - RAW MATERIALS -- 0.1%
Anadarko Petroleum Corp.           200            8
Apache Corp.                       100            3
Baker Hughes, Inc.                 670           20
Burlington Resources, Inc.         300           14
Halliburton Co.                    714           30
Helmerich & Payne, Inc.            200            5
McDermott International, Inc.      100            3
Occidental Petroleum Corp.         500           10
ONEOK, Inc.                        100            3
Rowan Companies, Inc.+             100            2
Schlumberger Ltd.                  800           51
Sempra Energy                      350            7
Sunoco, Inc.                       100            4
Union Pacific Resources
  Group, Inc.                      369            5
                                             ------
                                                165
                                             ------
FOOD & AGRICULTURE -- 0.5%
Archer-Daniels Midland Co.         877           13
Bestfoods, Inc.                    400           20
Campbell Soup Co.                  700           29
Coca-Cola Co.                    3,900          265
Coca-Cola Enterprises, Inc.        600           21
ConAgra, Inc.                      700           17
General Mills, Inc.                216           16
H.J. Heinz Co.                     600           28
Hershey Foods Corp.                200           11
Kellogg Co.                        700           26
Monsanto Co.                       900           41
PepsiCo, Inc.                    2,300           85
Pioneer Hi-Bred
  International, Inc.              400           15
Quaker Oats Co.                    200           13
Ralston-Ralston Purina Grou        600           18
Sara Lee Corp.                   1,400           31
SYSCO Corp.                        500           15
Wm. Wrigley Jr. Co.                200           18
                                             ------
                                                682
                                             ------
GOLD -- 0.0%
Barrick Gold Corp.                 600           12
Battle Mountain Gold Co.           200            1

SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
April 30, 1999 (Unaudited)

                               Number        Value
                              of Shares      (000s)
                              ---------      ------
Homestake Mining Co.               100       $    1
Newmont Mining Corp.               443           11
Placer Dome, Inc.                  600            8
                                             ------
                                                 33
                                             ------
HEALTHCARE/DRUGS & MEDICINE -- 1.3%
Abbott Laboratories              2,400          116
Allergan, Inc.                     100            9
ALZA Corp.+                        100            3
American Home Products Corp.     2,100          128
Amgen, Inc.+                       800           49
Bausch & Lomb, Inc.                100            8
Baxter International, Inc.         400           25
Becton, Dickinson & Co.            500           19
Biomet, Inc.                       300           12
Boston Scientific Corp.+           534           23
Bristol-Meyers Squibb Co.        3,200          203
C.R. Bard, Inc.                    100            5
Cardinal Health, Inc.              400           24
Columbia / HCA Healthcare Corp.  1,000           25
Eli Lilly & Co.                  1,700          125
Guidant Corp.                      400           21
HCR Manor Care, Inc.+              200            6
Healthsouth Corp.+                 700            9
Humana, Inc.+                      300            4
IMS Health, Inc.                   400           12
Johnson & Johnson                2,100          205
Mallinckrodt, Inc.                 100            4
McKesson HBOC, Inc.                422           15
Medtronic, Inc.                    900           65
Merck & Co., Inc.                3,800          267
Pfizer, Inc.                     2,100          242
Pharmacia & Upjohn, Inc.           800           45
Schering-Plough Corp.            2,400          116
Service Corp. International        400            8
Shared Medical Systems Corp.       100            5
St. Jude Medical, Inc.+            100            3
Tenet Healthcare Corp.+            500           12
United Healthcare Corp.            300           17
Warner Lambert Co.               1,300           88
Watson Pharmaceuticals, Inc.+      200            8
                                             ------
                                              1,926
                                             ------
HOUSEHOLD PRODUCTS -- 0.3%
Alberto-Culver Co., Class B        100            2
Avon Products, Inc.                400           22

                               Number        Value
                              of Shares      (000s)
                              ---------      ------
Clorox Co.                         200       $   23
Colgate-Palmolive Co.              500           51
Gillette Co.                     1,800           94
International Flavors &
  Fragrances, Inc.                 200            8
Procter & Gamble Co.             2,100          197
Tupperware Corp.                   100            2
                                             ------
                                                399
                                             ------
INSURANCE -- 0.4%
Aetna, Inc.                        222           19
Allstate Corp.                   1,400           51
American General Corp.             400           30
American International
  Group, Inc.                    2,009          236
Aon Corp.                          250           17
Chubb Corp.                        300           18
CIGNA Corp.                        300           26
Cincinnati Financial Corp.         300           12
Conseco, Inc.                      515           16
Hartford Financial Services
  Group, Inc.                      400           24
Jefferson-Pilot Corp.              150           10
Lincoln National Corp.             200           19
Marsh & McLennan
  Companies, Inc.                  450           34
MBIA, Inc.                         200           13
MGIC Investment Corp.              200           10
Progressive Corp.                  100           14
Provident Companies, Inc.          200            8
SAFECO Corp.                       200            8
St. Paul Companies, Inc.           456           13
Torchmark Corp.                    200            7
Transamerica Corp.                 200           14
UNUM Corp.                         200           11
                                             ------
                                                610
                                             ------
MEDIA -- 0.3%
CBS Corp.+                       1,100           50
Clear Channel
  Communications, Inc.+            400           28
Comcast Corp., Class A             500           33
Dow Jones & Co., Inc.              100            5
Gannett Co., Inc.                  400           28
Harcourt General, Inc.             100            5
King World Productions, Inc.+      200            7
Knight-Ridder, Inc.                200           11
McGraw-Hill Companies, Inc.        400           22

                               Number        Value
                              of Shares      (000s)
                              ---------      ------

Mediaone Group+                    900       $   73
Meredith Corp.                     100            4
New York Times Co., Class A        400           14
Time Warner, Inc.                2,000          140
Times Mirror Co., Series A         200           12
Tribune Co.                        200           17
Viacom, Inc., Class B+           1,200           49
                                             ------
                                                498
                                             ------
MISCELLANEOUS FINANCE -- 0.7%
American Express Co.               700           91
Associates First Capital Corp.   1,090           48
Bear Stearns Companies, Inc.       210           10
Capital One Financial Corp.        100           17
Charles Schwab Corp.               600           66
Citigroup, Inc.                  3,589          270
Countrywide Credit
  Industries, Inc.                 200            9
Dun & Bradstreet Corp.             300           11
Fannie Mae                       1,700          121
Franklin Resources, Inc.           400           16
Freddie Mac                      1,100           69
Household International, Inc.      906           46
Lehman Brothers Holdings, Inc.     200           11
MBNA Corp.                       1,105           31
Merrill Lynch & Co., Inc.          500           42
Morgan Stanley, Dean Witter,
  Discover & Co.                   965           96
Providian Financial Corp.          300           39
SLM Holding Corp.                  300           13
                                             ------
                                              1,006
                                             ------
NON-FERROUS METALS -- 0.1%
Alcan Aluminum, Ltd.               300           10
Alcoa Inc.                         600           37
Asarco, Inc.                       100            2
Cyprus Amax Minerals Co.           100            2
Engelhard Corp.                    100            2
Freeport-McMoRan Copper &
  Gold, Inc., Class B              600            9
Inco, Ltd.                         300            6
Phelps Dodge Corp.                 100            6
Reynolds Metals Co.                100            6
                                             ------
                                                 80
                                             ------
                               Number        Value
                              of Shares      (000s)
                              ---------      ------

OIL - DOMESTIC -- 0.1%
Amerada Hess Corp.                 100       $    6
Ashland, Inc.                      100            4
Atlantic Richfield Co.             500           42
Kerr-McGee Corp.                   136            6
Phillips Petroleum Co.             400           20
Unocal Corp.                       400           17
USX-Marathon Group                 400           13
                                             ------
                                                108
                                             ------
OIL - INTERNATIONAL -- 0.5%
Chevron Corp.                    1,000          100
Exxon Corp.                      3,900          324
Mobil Corp.                      1,200          126
Royal Dutch Petroleum Co. -
  Sponsored ADR                  3,400          200
Texaco, Inc.                       900           56
                                             ------
                                                806
                                             ------
OPTICAL & PHOTO -- 0.0%
Eastman Kodak Co.                  500           37
Polaroid Corp.                     100            2
                                             ------
                                                 39
                                             ------
PAPER & FOREST PRODUCTS -- 0.1%
Boise Cascade Corp.                100            4
Champion International Corp.       100            5
Fort James Corp.                   300           11
Georgia-Pacific Group              200           19
International Paper Co.            500           27
Kimberly-Clark Corp.               856           52
Louisiana-Pacific Corp.            100            2
Mead Corp.                         100            4
Potlatch Corp.                     100            4
Temple Inland, Inc.                100            7
Union Camp Corp.                   100            8
Westvaco Corp.                     100            3
Weyerhaeuser Co.                   300           20
Willamette Industries, Inc.        200            9
                                             ------
                                                175
                                             ------
PRODUCER GOODS & MANUFACTURING -- 0.6%
Allied Signal, Inc.                900           53
Avery Dennison Corp.               200           14

SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
April 30, 1999 (Unaudited)
                               Number        Value
                              of Shares      (000s)
                              ---------      ------

Briggs & Stratton Corp.            100       $    7
Case Corp.                         100            3
Caterpillar, Inc.                  600           39
Cooper Industries, Inc.            200           10
Corning, Inc.                      300           17
Deere & Co.                        400           17
Dover Corp.                        300           11
FMC Corp.+                         100            7
Foster Wheeler Corp.               100            1
General Electric Co.             5,200          549
Harnischfeger Industries, Inc.     100            1
Illinois Tool Works, Inc.          400           31
Ingersoll Rand Co.                 350           24
ITT Industries, Inc.               200            7
Johnson Controls, Inc.             100            7
Milacron Inc.                      300            7
Millipore Corp.                    100            3
Pall Corp.                         100            2
Parker-Hannifin Corp.              150            7
Raychem Corp.                      100            3
Snap-On, Inc.                      100            3
Springs Industries, Inc.           100            4
Tenneco, Inc.                      300            8
The Timken Company                 100            2
W.W. Grainger, Inc.                200           10
                                             ------
                                                847
                                             ------
RAILROAD & SHIPPING -- 0.1%
Burlington Northern
  Santa Fe Corp.                   900           33
CSX Corp.                          300           15
Kansas City Southern
  Industries, Inc.                 200           12
Norfolk Southern Corp.             600           20
Union Pacific Corp.                400           24
                                             ------
                                                104
                                             ------
RETAIL -- 0.8%
Albertson's, Inc.                  400           21
American Stores Co.                400           13
AutoZone, Inc.+                    200            6
Circuit City Stores, Inc.          100            6
Consolidated Stores Corp.+         200            7
Costco Companies, Inc.+            300           24
CVS Corp.                          600           29
Dayton Hudson Corp.                800           54

                               Number        Value
                              of Shares      (000s)
                              ---------      ------
Dillards, Inc., Class A            300       $    8
Dollar General Corp.               250            9
Federated Department
  Stores, Inc.+                    400           19
Fred Meyer, Inc.+                  300           16
Gap, Inc.                          975           65
Great Atlantic & Pacific
  Tea Co., Inc.                    100            3
Home Depot, Inc.                 2,500          150
IKON Office Solutions              200            2
J.C. Penney Co., Inc.              400           18
Kmart Corp.+                       700           10
Kohl's Corp.+                      300           20
Kroger Co.+                        400           22
Limited, Inc.                      409           18
Longs Drug Stores, Inc.            100            3
Lowe's Companies, Inc.             600           32
May Department Stores Co.          600           24
Nordstrom, Inc.                    400           14
Pep Boys-Manny, Moe & Jack         100            1
Rite Aid Corp.                     400            9
Safeway, Inc.+                     800           43
Sears, Roebuck & Co.               600           28
Staples, Inc.+                     750           23
SUPERVALU, Inc.                    200            4
Tandy Corp.                        200           14
TJX Companies, Inc.                400           13
Toys "R" Us, Inc.+                 500           11
Wal-Mart Stores, Inc.            7,200          331
Walgreen Co.                     1,400           38
Winn Dixie Stores, Inc.            300           11
                                             ------
                                              1,119
                                             ------
STEEL -- 0.0%
Allegheny Teledyne, Inc.           292            7
Bethlehem Steel Corp.+             100            1
Nucor Corp.                        100            6
USX-U.S. Steel Group, Inc.         100            3
Worthington Industries, Inc.       100            1
                                             ------
                                                 18
                                             ------
TELEPHONE -- 1.0%
AirTouch Communications, Inc.+     900           84
Alltel Corp.                       400           27
Ameritech Corp.                  1,700          116
AT&T Corp.                       5,130          259

                               Number        Value
                              of Shares      (000s)
                              ---------      ------
Bell Atlantic Corp.              2,458      $    142
BellSouth Corp.                  3,200           143
Century Telephone Enterprises,
  Inc.+                            150             6
Frontier Corp.                     200            11
GTE Corp.                        1,500           100
MCI WorldCom, Inc.+              3,017           248
Nextel Communications, Inc.,
  Class A+                         400            16
Nortel Networks Corp.              980            67
SBC Communications, Inc.         3,238           181
Sprint Corp.                       700            72
Sprint Corp. (PCS Group)+          750            32
US WEST Inc.                       724            38
                                            --------
                                               1,542
                                            --------
TOBACCO -- 0.1%
Loew's Corp.                       200            15
Philip Morris Companies., Inc.   3,800           133
UST, Inc.                          200             6
                                            --------
                                                 154
                                            --------
TRAVEL & RECREATION -- 0.1%
Brunswick Corp.                    100             2
Carnival Corp.                     900            37
Harrah's Entertainment, Inc.+      100             2
Hilton Hotels Corp.                400             6
Marriott International, Inc.,
  Class A                          500            21
Mirage Resorts, Inc.+              200             4
Walt Disney Co.                  3,327           106
                                            --------
                                                 178
                                            --------
TRUCKING & FREIGHT -- 0.0%
PACCAR, Inc.                       100             6
Ryder Systems, Inc.                100             3
                                            --------
                                                   9
                                            --------
UTILITIES - ELECTRIC & GAS -- 0.3%
AES Corp.+                         300            15
Ameren Corp.                       200             8
American Electric Power Co., Inc.  300            12
Baltimore Gas & Electric Co.+      200             6
Carolina Power & Light Co.         200             8
Central & South West Corp.         300             7
Cinergy Corp.                      200             6
CMS Energy Corp.                   200             9
Coastal Corp.                      400            15

                               Number        Value
                              of Shares      (000s)
                              ---------      ------

Columbia Energy Group              150      $      7
Consolidated Edison, Inc.          400            18
Consolidated Natural Gas Co.       200            12
Dominion Resources, Inc.           400            16
DTE Energy Co.                     300            12
Duke Energy Corp.                  604            34
Eastern Enterprises                100             4
Edison International               500            12
Enron Corp.                        500            38
Entergy Corp.                      300             9
First Energy Corp.                 300             9
FPL Group, Inc.                    300            17
GPU, Inc.                          200             8
New Century Energies, Inc.         200             7
Niagara Mohawk Holdings, Inc.+     100             1
NICOR, Inc.                        100             4
Northern States Power Co.          200             5
PacifiCorp                         700            12
PECO Energy Co.                    300            14
Peoples Energy Corp.               100             4
PG&E Corp.                         700            22
PP&L Resources, Inc.               300             8
Public Service Enterprise
  Group, Inc.                      500            20
Reliant Energy, Inc.               374            11
Sonat, Inc.                        100             4
Southern Co.                     1,100            30
Texas Utilities Co.                500            20
Unicom Corp.                       300            12
Williams Companies, Inc.           600            28
                                            --------
                                                 484
                                            --------
TOTAL COMMON STOCK
  (Cost $11,027)                              17,459
                                            --------
INVESTMENT FUNDS -- 83.2%
Schwab International Index Fund,
  Select Shares                915,210        14,826
Schwab S&P 500 Fund,
  Select Shares                595,474        12,320
Schwab Small-Cap Index Fund,
  Select Shares                915,227        14,955
Schwab Total Bond Market
  Index Fund                 8,225,619        81,845
                                            --------
TOTAL INVESTMENT FUNDS
  (Cost $119,972)                            123,946
                                            --------

SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
April 30, 1999 (Unaudited)

                              Number         Value
                             of Shares       (000s)
                             ---------       ------

SHORT-TERM INVESTMENTS -- 4.1%
Schwab Value Advantage Money
  Market, Class A
   4.605%*                   6,054,488      $  6,054
                                            --------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $6,054)                                6,054
                                            --------
TOTAL INVESTMENTS -- 98.9%
  (Cost $137,053)                            147,459
                                            --------
OTHER ASSETS AND LIABILITIES, NET -- 1.1%
   Other assets                                1,993
   Liabilities                                  (418)
                                            --------
                                               1,575
                                            --------
TOTAL NET ASSETS -- 100.0%                  $149,034
                                            ========

SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS AND NOTES TO
FINANCIAL STATEMENTS.

SCHWAB MARKETTRACK ALL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
April 30, 1999 (Unaudited)

                                  Par        Value
                                 (000s)      (000s)
                                 ------      ------

U.S. TREASURY OBLIGATIONS -- 0.1%
U.S. Treasury Bills (a)(b)
   4.420%, 06/10/99              $  70      $     69
   4.500%, 06/10/99                 90            89
                                            --------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $158)                                    158
                                            --------

                               Number        Value
                              of Shares      (000s)
                              ---------      ------

INVESTMENT FUNDS -- 98.0%
Schwab International Index Fund,
  Select Shares             2,766,336       $ 44,815
Schwab S&P 500 Fund,
  Select Shares             3,090,177         63,937
Schwab Small-Cap Index Fund,
  Select Shares             2,286,504         37,361
                                            --------
TOTAL INVESTMENT FUNDS
  (Cost $135,438)                            146,113
                                            --------
TOTAL INVESTMENTS -- 98.1%
  (Cost $135,596)                            146,271
                                            --------
OTHER ASSETS AND LIABILITIES, NET -- 1.9%
   Other assets                                3,114
   Liabilities                                  (322)
                                            --------
                                               2,792
                                            --------
TOTAL NET ASSETS -- 100.0%                  $149,063
                                            ========

NOTES TO SCHEDULES OF INVESTMENTS
April 30, 1999 (Unaudited)

 +  Non-income producing security.
 *  Interest rates represent the yield on report date.
(a) Yields shown are effective yields at the time of purchases.
(b) These securities, or a portion thereof, are being used to collateralize open futures contracts.
 ADR--American Depository Receipt.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              53

STATEMENTS OF ASSETS AND LIABILITIES (in thousands)
April 30, 1999 (Unaudited)

                                                                Schwab MarketTrack Portfolios(TM)
                                                    -----------------------------------------------------
                                                     Growth        Balanced    Conservative    All Equity
                                                    --------       --------    ------------    ----------

ASSETS
Investments, at value (Cost: $281,049, $287,726,
   $137,053, and $135,596, respectively)            $351,682       $336,866      $147,459       $146,271
Cash                                                   2,959          2,617         1,437          2,333
Amounts on deposit with broker                            --             --            --            404
Receivables:
   Investments sold                                    2,089            298            --             --
   Fund shares sold                                      637            482           452            318
   Variation margin                                       --             --            --             49
   Dividends                                             163            190            97             --
   Dividend tax reclaim                                    5              3            --             --
   Interest                                               10              9             6              9
Prepaid expenses                                           2              2             1              1
                                                    --------       --------      --------       --------
     Total assets                                    357,547        340,467       149,452        149,385
                                                    --------       --------      --------       --------
LIABILITIES
Payables:
   Investments purchased                               2,544            531           184            160
   Fund shares redeemed                                  310            280           153             95
   Investment advisory and administration fees            18             21            20              7
   Transfer agency and shareholder service fees           17             16             7              7
Accrued expenses                                         113            130            54             53
                                                    --------       --------      --------       --------
     Total liabilities                                 3,002            978           418            322
                                                    --------       --------      --------       --------
Net assets applicable to outstanding shares         $354,545       $339,489      $149,034       $149,063
                                                    ========       ========      ========       ========
NET ASSETS CONSIST OF:
Paid-in capital                                      280,818        287,359       138,257        137,000
Undistributed net investment income (loss)               797          1,676           322           (185)
Accumulated net realized gain on investments sold
   and futures contracts                               2,297          1,314            49          1,524
Net unrealized appreciation on investments
   and futures contracts                              70,633         49,140        10,406         10,724
                                                    --------       --------      --------       --------
                                                    $354,545       $339,489      $149,034       $149,063
                                                    ========       ========      ========       ========
PRICING OF SHARES
Outstanding shares, $0.00001 par value
   (unlimited shares authorized)                      22,615         23,602        11,779         13,749
Net asset value, offering and redemption
   price per share                                    $15.68         $14.38        $12.65         $10.84


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS (in thousands)
For the six months ended April 30, 1999 (Unaudited)

                                                                Schwab MarketTrack Portfolios(TM)
                                                    -----------------------------------------------------
                                                     Growth        Balanced    Conservative    All Equity
                                                    --------       --------    ------------    ----------
ASSETS
Investment income:
   Dividends (net of foreign tax withheld of
     $1,$1,$0 and $0, respectively)                 $ 3,407        $ 4,827        $2,725        $   913
   Interest                                              40             36            25             45
                                                    -------        -------        ------        -------
     Total investment income                          3,447          4,863         2,750            958
                                                    -------        -------        ------        -------
Expenses:
   Investment advisory and administration fees        1,044          1,006           433            440
   Transfer agency and shareholder service fees         391            377           163            165
   Custodian fees                                         5              5             3              4
   Portfolio accounting fees                             24             23            10             10
   Registration fees                                      8             10             3             40
   Professional fees                                     16             17            12             20
   Shareholder reports                                   13              8             9              8
   Trustees' fees                                         3              3             3              4
   Insurance and other expenses                          11             11            11              2
                                                    -------        -------        ------        -------
                                                      1,515          1,460           647            693
Less expenses reduced (See Note 4)                     (647)          (639)         (299)          (386)
                                                    -------        -------        ------        -------
     Net expenses incurred by fund                      868            821           348            307
                                                    -------        -------        ------        -------
Net investment income                                 2,579          4,042         2,402            651
                                                    -------        -------        ------        -------
 Net realized gain (loss) on investments and
      futures contracts:
    Net realized loss on investments sold              (492)          (409)         (493)          (166)
    Net realized gain received from underlying funds  3,267          2,504           800          1,702
    Net realized gain on futures contracts               --             --            --            392
                                                    -------        -------        ------        -------

       Net realized gain on investments and
         futures contracts                            2,775          2,095           307          1,928
                                                    -------        -------        ------        -------
 Change in net unrealized appreciation on
    investments and futures contracts:
    Net unrealized appreciation on investments       35,957         24,018         5,985         18,546
    Net unrealized depreciation on futures contracts     --             --            --            (17)
                                                    -------        -------        ------        -------
       Net unrealized appreciation on investments
          and futures contracts                      35,957         24,018         5,985         18,529
                                                    -------        -------        ------        -------
Net gain on investments                              38,732         26,113         6,292         20,457
                                                    -------        -------        ------        -------
Increase in net assets resulting from operations    $41,311        $30,155        $8,694        $21,108
                                                    =======        =======        ======        =======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                        55

STATEMENTS OF CHANGES IN NET ASSETS (in thousands)

                                                                        Schwab MarketTrack Portfolios(TM)
                                           -----------------------------------------------------------------------------------------
                                                    Growth               Balanced               Conservative          All Equity
                                           ---------------------- ---------------------  ---------------------  --------------------
                                            Six Months             Six Months             Six Months             Six Months
                                              ended       Year       ended      Year       ended       Year       ended      Year
                                             04/30/99    ended     04/30/99     ended     04/30/99    ended     04/30/99     ended
                                           (Unaudited)  10/31/98  (Unaudited) 10/31/98  (Unaudited)  10/31/98  (Unaudited) 10/31/98+
                                           ----------- ---------   ---------- --------  -----------  --------  ----------- ---------
Operations:
   Net investment income (loss)             $  2,579   $   3,096    $  4,042  $  5,001   $  2,402    $  2,561   $    651   $   (172)
   Net realized gain (loss) on investments
     and futures contracts                      (492)        137        (409)      743       (493)        417        226       (404)
   Net realized gain received from
     underlying funds                          3,267          --       2,504        --        800          --      1,702         --
   Change in net unrealized appreciation
     (depreciation) on investments
     and futures contracts                    35,957      10,470      24,018     8,460      5,985       1,487     18,529     (7,805)
                                            --------    --------    --------  --------   --------    --------   --------   --------
   Increase (decrease) in net assets
     resulting from operations                41,311      13,703      30,155    14,204      8,694       4,465     21,108     (8,381)
                                            --------    --------    --------  --------   --------    --------   --------   --------
Dividends and distributions:
   Dividends to shareholders from net
     investment income                        (4,540)     (2,098)     (6,924)   (2,881)    (2,374)     (2,373)      (664)        --
   Distributions to shareholders from net
     capital gains                              (557)     (8,127)     (1,483)   (3,851)      (662)       (911)        --         --
                                            --------    --------    --------  --------   --------    --------   --------   --------
   Total dividends and distributions
     to shareholders                          (5,097)    (10,225)     (8,407)   (6,732)   (3,036)      (3,284)      (664)        --
                                            --------    --------    --------  --------   --------    --------   --------   --------
Capital share transactions:
   Proceeds from shares sold                  93,210     151,971      95,455   157,398     45,753     119,172     50,829    142,131
   Net asset value of shares issued in
     reinvestment of dividends                 4,951       9,908       8,091     6,425      2,840       3,060        642         --
   Less payments for shares redeemed         (55,458)    (57,429)    (49,709)  (58,809)   (20,115)    (49,074)   (40,261)   (16,341)
                                            --------    --------    --------  --------   --------    --------   --------   --------
   Increase in net assets from
     capital share transactions               42,703     104,450      53,837   105,014     28,478      73,158     11,210    125,790
                                            --------    --------    --------  --------   --------    --------   --------   --------
Total increase in net assets                  78,917     107,928      75,585   112,486     34,136      74,339     31,654    117,409

Net assets:
   Beginning of period                       275,628     167,700     263,904   151,418    114,898      40,559    117,409         --
                                            --------    --------    --------  --------   --------    --------   --------   --------
   End of period (including undistributed
     net investment income (loss) of $797,
     $2,767, $1,676, $4,566, $322, $293,
     $(185) and $(172), respectively)       $354,545    $275,628    $339,489  $263,904   $149,034    $114,898   $149,063   $117,409
                                            ========    ========    ========  ========   ========    ========   ========   ========
Number of fund shares:
   Sold                                        6,231      10,768       6,858    11,852      3,673       9,833      4,981     14,421
   Reinvested                                    335         760         589       516        230         257         64         --
   Redeemed                                   (3,698)     (4,121)     (3,558)   (4,469)    (1,613)     (4,063)    (3,945)    (1,772)
                                            --------    --------    --------  --------   --------    --------   --------   --------
   Net increase in shares outstanding          2,868       7,407       3,889     7,899      2,290       6,027      1,100     12,649
Shares outstanding:
   Beginning of period                        19,747      12,340      19,713    11,814      9,489       3,462     12,649         --
                                            --------    --------    --------  --------   --------    --------   --------   --------
   End of period                              22,615      19,747      23,602    19,713     11,779       9,489     13,749     12,649
                                            ========    ========    ========  ========   ========    ========   ========   ========

+ For the period from May 19, 1998 (commencement of operations) to October 31,
  1998.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

                                                                 Schwab MarketTrack Growth Portfolio
                                                      ---------------------------------------------------------
                                                       1999(1)         1998             1997            1996(2)
                                                      --------       --------         --------         --------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:
 Net asset value at beginning of period               $  13.96       $  13.59         $  11.30         $  10.00
                                                      --------       --------         --------         --------
 From investment operations:
    Net investment income                                 0.12           0.16             0.17             0.19
    Net realized and unrealized gains
      on investments                                      1.85           0.99             2.32             1.13
                                                      --------       --------         --------         --------
    Total from investment operations                      1.97           1.15             2.49             1.32
 Less distributions:
    Dividends from net investment income                 (0.22)         (0.16)           (0.20)           (0.02)
    Dividends from capital gains                         (0.03)         (0.62)              --               --
                                                      --------       --------         --------         --------
    Total distributions                                  (0.25)         (0.78)           (0.20)           (0.02)
                                                      --------       --------         --------         --------
 NET ASSET VALUE AT END OF PERIOD                     $  15.68       $  13.96         $  13.59         $  11.30
                                                      ========       ========         ========         ========

 Total return (%)                                        14.22*          8.85            22.33            13.24*

RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------
Ratio of actual operating expenses to average net assets  0.56**         0.60             0.75             0.89**
Reductions reflected in above expense ratio               0.41**         0.50             0.49             0.61**
Ratio of net investment income to average net assets      1.65**         1.34             1.58             2.03**
Portfolio turnover rate                                      5             14              113               46
Net assets, end of period (000s)                      $354,545       $275,628         $167,700         $105,954

 *  Not Annualized.
**  Annualized.
(1) For the six months ended April 30, 1999 (Unaudited).
(2) For the period from November 20, 1995 (commencement of operations) to October 31, 1996.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              57

                                                                 Schwab MarketTrack Balanced Portfolio
                                                      ---------------------------------------------------------
                                                       1999(1)         1998             1997            1996(2)
                                                      --------       --------         --------         --------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:
 Net asset value at beginning of period               $  13.39       $  12.82         $  11.05         $  10.00
                                                      --------       --------         --------         --------
 From investment operations:
    Net investment income                                 0.17           0.25             0.22             0.25
    Net realized and unrealized gains
      on investments                                      1.22           0.86             1.78             0.83
                                                      --------       --------         --------         --------
    Total from investment operations                      1.39           1.11             2.00             1.08
 Less distributions:
    Dividends from net investment income                 (0.33)         (0.23)           (0.23)           (0.03)
    Dividends from capital gains                         (0.07)         (0.31)              --               --
                                                      --------       --------         --------         --------
    Total distributions                                  (0.40)         (0.54)           (0.23)           (0.03)
                                                      --------       --------         --------         --------
 NET ASSET VALUE AT END OF PERIOD                     $  14.38       $  13.39         $  12.82         $  11.05
                                                      ========       ========         ========         ========
 Total return (%)                                        10.56*          9.02            18.43            10.82*

RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------
Ratio of actual operating expenses to average net assets  0.54**         0.59             0.78             0.89**
Reductions reflected in above expense ratio               0.43**         0.51             0.52             0.67**
Ratio of net investment income to average net assets      2.69**         2.33             2.48             2.79**
Portfolio turnover rate                                      6             32              104               44
Net assets, end of period (000s)                      $339,489       $263,904         $151,418          $80,980

 *  Not Annualized.
**  Annualized.
(1) For the six months ended April 30, 1999 (Unaudited).
(2) For the period from November 20, 1995 (commencement of operations) to October 31, 1996.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                                               Schwab MarketTrack Conservative Portfolio
                                                      ---------------------------------------------------------
                                                       1999(1)         1998             1997            1996(2)
                                                      --------       --------          -------         --------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:
 Net asset value at beginning of period                $  12.11       $  11.71          $ 10.51          $ 10.00
                                                      --------       --------          -------         --------
 From investment operations:
    Net investment income                                 0.23           0.35             0.35             0.33
    Net realized and unrealized gains
      on investments                                      0.61           0.64             1.21             0.48
                                                      --------       --------          -------         --------
    Total from investment operations                      0.84           0.99             1.56             0.81

 Less distributions:
    Dividends from net investment income                 (0.23)         (0.35)           (0.36)           (0.30)
    Dividends from capital gains                         (0.07)         (0.24)              --               --
                                                      --------       --------          -------         --------
    Total distributions                                  (0.30)         (0.59)           (0.36)           (0.30)
                                                      --------       --------          -------         --------
 NET ASSET VALUE AT END OF PERIOD                     $  12.65       $  12.11          $ 11.71          $ 10.51
                                                      ========       ========          =======          =======

 Total return (%)                                         6.98*          8.64            15.12             8.18*

RATIOS/SUPPLEMENTAL DATA (%)
--------------------------------------------------------
Ratio of actual operating expenses to average net assets  0.54**         0.58             0.81             0.89**
Reductions reflected in above expense ratio               0.46**         0.64             0.84             1.16**
Ratio of net investment income to average net assets      3.70**         3.26             3.40             3.49**
Portfolio turnover rate                                      5             58              104               64
Net assets, end of period (000s)                      $149,034       $114,898          $40,559          $22,459

 * Not Annualized.
** Annualized.
(1) For the six months ended April 30, 1999 (Unaudited).
(2) For the period from November 20, 1995 (commencement of operations) to October 31, 1996.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                              59

                                                          Schwab MarketTrack
                                                         All Equity Portfolio
                                                        ---------------------
                                                         1999(1)     1998(2)
                                                        --------    --------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:
Net asset value at beginning of period                  $   9.28     $ 10.00
                                                        --------    --------
 From investment operations:
    Net investment income (loss)                            0.05       (0.01)
    Net realized and unrealized gains
      (losses) on  investments                              1.56       (0.71)
                                                        --------    --------
    Total from investment operations                        1.61       (0.72)

 Less distributions:
    Dividends from net investment income                   (0.05)         --
    Dividends from capital gains                              --          --
                                                        --------    --------
    Total distributions                                    (0.05)         --
                                                        --------    --------
 NET ASSET VALUE AT END OF PERIOD                       $  10.84    $   9.28
                                                        ========    ========

Total return (%)                                           17.41*      (7.20)*

RATIOS/SUPPLEMENTAL DATA (%)
-----------------------------------------------------
Ratio of net operating expenses to average net assets       0.47**      0.39**
Reductions reflected in above expense ratio                 0.58**      0.74**
Ratio of net investment income to average net assets        0.98**     (0.36)**
Portfolio turnover rate                                        7           2
Net assets, end of period (000s)                        $149,063    $117,409

 *  Not Annualized.
**  Annualized.
(1) For the six months ended April 30, 1999 (Unaudited).
(2) For the period from May 19, 1998 (commencement of operations) to October 31, 1998.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
For the six months ended April 30, 1999 (Unaudited)
(All currency amounts are in thousands unless otherwise noted.)


1.  DESCRIPTION OF THE FUNDS
The Schwab MarketTrack Growth Portfolio, Schwab MarketTrack Balanced Portfolio, Schwab MarketTrack Conservative Portfolio and Schwab MarketTrack All Equity Portfolio (the "Funds") are a series of Schwab Capital Trust (the "Trust"), a no-load, open-end investment management company organized as a Massachusetts business trust on May 7, 1993 and registered under the Investment Company Act of 1940 (the "1940 Act").

In addition to the four Funds described above, the Trust also offers the Schwab Total Stock Market Index Fund,(TM) (effective on April 16, 1999, and commenced operations on June 1, 1999), Schwab S&P 500 Index Fund,(R) Schwab Small-Cap Index Fund,(R) Schwab International Index Fund,(R) Schwab Analytics Fund,(R) Schwab MarketManager International Portfolio, Schwab MarketManager Growth Portfolio, Schwab MarketManager Balanced Portfolio, Schwab MarketManager Small Cap Portfolio, Institutional Select S&P 500 Fund, Institutional Select Large-Cap Value Index Fund, and Institutional Select Small-Cap Value Index Fund. The assets of each series are segregated and accounted for separately.

2.  SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are in conformity with generally accepted accounting principles. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SECURITY VALUATION -- Investments in securities traded on an exchange or in the over-the-counter market are valued at the last-quoted sale price for a given day, or if a sale is not reported for that day, at the mean between the most recent quoted bid and asked prices. Securities for which no quotations are readily available are valued at fair value as determined by the Funds' investment adviser pursuant to guidelines adopted in good faith by the Board of Trustees. Investments in underlying funds are valued at their respective net asset values as determined by those funds, in accordance with the 1940 Act, for a given day. Short-term securities with 60 days or less to maturity are stated at amortized cost, which approximates market value. Futures contracts which are traded on exchanges, are valued at their settlement as of the close of such exchanges.

SECURITY TRANSACTIONS, INVESTMENT INCOME AND REALIZED GAINS (LOSSES) -- Security transactions are accounted for on a trade-date basis (date the order to buy or sell is executed). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on accrual basis and includes accretion of discount on investments. Realized gains and losses from security transactions are determined on an identified cost basis.

FUTURES CONTRACTS -- The Funds may invest in futures contracts. The Funds are required to deposit with the broker an amount of cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." The "variation margin" represents unrealized gain (loss) due to daily fluctuation in the value of the contract. When a contract is closed, the Fund records a realized gain or loss equal to the variation margin at the time the contracts are closed.

The Funds will invest in these instruments to participate in the return of an index. The use of futures contracts involves certain risks, which include (1) imperfect correlation between the price movement of the contracts and the underlying securities, (2) inability to close out positions due to different trading hours, or the temporary absence of a liquid market, for either the contract or underlying securities. These risks may involve amounts exceeding the amount recognized in the Funds' Statement of Operations at any given time.

As of April 30, 1999, the Schwab MarketTrack All Equity Portfolio had the following open S&P 500 Index futures contracts:

    Number of         Contract                                 Unrealized
    Contracts           Value             Expiration          Appreciation
    ---------         --------            ----------          ------------
        9              $3,007              06/18/99                $49

Cash and eligible securities on deposit with broker available to cover margin requirements for open futures positions at April 30, 1999 were $404 and $158, respectively. The Fund has segregated cash with the custodian for the remaining portion of the contract value.

FOREIGN CURRENCY TRANSLATION -- The accounting records of the Funds are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Funds denominated in a foreign currency are translated into U.S. dollars at the exchange rates on April 30, 1999. Purchases and sales of foreign securities, foreign income receipts and foreign expense payments are translated into U.S. dollars at the exchange rate in effect on the dates of the respective transactions.

The Funds separate within their statements of operations the portion of realized and unrealized gains and losses resulting from changes in foreign exchange rates from the fluctuations in market prices of investments held.

EXPENSES -- Expenses arising in connection with a Fund are charged directly to that Fund. Expenses common to all series of the Trust are generally allocated to each series in proportion to their relative net assets.

FEDERAL INCOME TAXES -- It is each Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all net investment income and realized net capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. Each Fund is considered a separate entity for tax purposes.

The aggregate gross unrealized appreciation and depreciation for securities held by the Funds at April 30, 1999 (for financial reporting and federal income tax purposes) is as follows:

                                               Net Unrealized
                                               Appreciation     Appreciated    Depreciated
    Portfolio                                 (Depreciation)    Securities     Securities
    ------                                    --------------    -----------    -----------
    Schwab MarketTrack Growth Portfolio          $70,633         $74,883        $(4,250)
    Schwab MarketTrack Balanced Portfolio         49,140          52,514         (3,374)
    Schwab MarketTrack Conservative Portfolio     10,406          12,060         (1,654)
    Schwab MarketTrack All Equity Portfolio       10,724          14,740         (4,016)


RECLASSIFICATION -- Generally accepted accounting principles require that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

On the Statement of Assets and Liabilities the following adjustments were made:

                                                  Accumulated     Undistributed
                                                 Net Realized     Net Investment
   Portfolio                                        Gain          Income (Loss)   Paid-In Capital
   ------                                        ------------    --------------   --------------
   Schwab MarketTrack Growth Portfolio               $12           $  (9)             $(3)
   Schwab MarketTrack Balanced Portfolio              14              (8)              (6)
   Schwab MarketTrack Conservative Portfolio           2               1               (3)

3.  TRANSACTIONS WITH AFFILIATES
INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENT -- The Trust has an investment advisory and administration agreement with Charles Schwab Investment Management, Inc. (the "Investment Adviser"). For advisory services and facilities furnished, each Fund pays an annual fee, payable monthly, of 0.54% of each Fund's average daily net assets not in excess of $500 million, 0.49% of such assets over $500 million. The Investment Adviser has reduced a portion of its fee for the six months ended April 30, 1999 (see Note 4).

TRANSFER AGENCY AND SHAREHOLDER SERVICE AGREEMENTS -- The Trust has transfer agency and shareholder service agreements with Charles Schwab & Co., Inc. ("Schwab"). For services provided under these agreements, Schwab receives an annual fee, payable monthly, of 0.05% of each Fund's average daily net assets for transfer agency services and 0.20% of such assets for shareholder services. Schwab has reduced a portion of its fees for the six months ended April 30, 1999 (see Note 4).

OFFICERS AND TRUSTEES -- Certain officers and trustees of the Trust are also officers and/or directors of the Investment Adviser and/or Schwab. For the six months ended April 30, 1999, the Trust made no direct payments to its officers or trustees who were "interested persons" within the meaning of the Investment Company Act of 1940, as amended. The Funds incurred fees aggregating $13 related to the Trust's unaffiliated trustees.
                                                                              63

NOTES TO FINANCIAL STATEMENTS (concluded)


OTHER AFFILIATED PARTIES AND TRANSACTIONS -- Pursuant to an Exemptive Order issued by the SEC, the Funds may invest in other SchwabFunds.(R) As of April 30, 1999 the Schwab MarketTrack Growth Portfolio, Schwab MarketTrack Balanced Portfolio, Schwab MarketTrack Conservative Portfolio and Schwab MarketTrack All Equity Portfolio owned 11%, 7%, 2%, 7%, respectively of the outstanding shares of the Schwab International Index Fund;(R) .5%, .5%, .2%, 1%, respectively of the outstanding shares of the Schwab S&P 500 Index Fund;(R) 12%, 27%, 19%, 0%, respectively of the outstanding shares of the Schwab Total Bond Market Index Fund;(TM) 9%, 7%, 2%, 5%, respectively of the outstanding shares of the Schwab Small-Cap Index Fund,(R) and .06%, .06%, .02%, 0%, respectively of the outstanding shares of the Schwab Value Advantage Money Market Fund.

4. EXPENSES REDUCED AND ABSORBED BY THE INVESTMENT ADVISER AND SCHWAB
The Investment Adviser and Schwab guarantee that, through at least February 29, 2000, each Fund's total operating expenses, including the expenses indirectly incurred through investment in underlying Schwab Funds,(R) will not exceed 0.60% of the Fund's average daily net assets, after waivers and reimbursements. For purposes of this guarantee, operating expenses do not include interest expenses, taxes and extraordinary expenses.

For the six months ended April 30, 1999, the total of such fees and expenses reduced by the Investment Adviser were $647, $639, $299, $386, respectively for the Schwab MarketTrack Growth Portfolio, Schwab MarketTrack Balanced Portfolio, Schwab MarketTrack Conservative Portfolio and Schwab MarketTrack All Equity Portfolio.


5.  BORROWING AGREEMENT
The Trust has a line of credit arrangement with The Bank of New York whereby the Trust may borrow on behalf of the Funds, an aggregate amount of up to $150 million on a temporary basis to fund shareholder redemptions. Amounts borrowed under this arrangement bear interest at periodically negotiated rates and may be collateralized by the assets of the Funds. As of April 30, 1999, there were no outstanding borrowings under this arrangement on behalf of the Funds.

6.  INVESTMENT TRANSACTIONS
Purchases, sales and maturities of investment securities, other than short-term obligations, for the six months ended April 30, 1999, were as follows:

                                                            Proceeds of Sales
   Portfolio                                  Purchases      and Maturities
   --------                                   ---------     ----------------
   Schwab MarketTrack Growth Portfolio         $54,689          $15,375
   Schwab MarketTrack Balanced Portfolio        64,472           16,619
   Schwab MarketTrack Conservative Portfolio    32,908            6,811
   Schwab MarketTrack All Equity Portfolio      19,835            8,580


Included in the aforementioned are purchases of common stock of the Charles Schwab Corp., an affiliated issuer, with a current value as of April 30, 1999 of $409, $321, $66 and $0, respectively for the Schwab MarketTrack Growth Portfolio, Schwab MarketTrack Balanced Portfolio, Schwab MarketTrack Conservative Portfolio and Schwab MarketTrack All Equity Portfolio.

              THIS SPACE RESERVED FOR YOUR COMMENTS AND QUESTIONS. A SCHWAB REPRESENTATIVE WILL BE HAPPY TO ASSIST YOU.

              THIS SPACE RESERVED FOR YOUR COMMENTS AND QUESTIONS. A SCHWAB REPRESENTATIVE WILL BE HAPPY TO ASSIST YOU.

              THIS SPACE RESERVED FOR YOUR COMMENTS AND QUESTIONS. A SCHWAB REPRESENTATIVE WILL BE HAPPY TO ASSIST YOU.

THE SCHWABFUNDS FAMILY-REGISTERED TRADEMARK-

The SchwabFunds Family includes a variety of funds to help meet your investment needs. You can diversify your portfolio in a single step with our asset allocation funds. Or you can customize your portfolio with a combination of our stock funds as well as our taxable and tax-advantaged bond and money market funds.

Please call 800-435-4000 for a free prospectus and brochure for any of these SchwabFunds.-Registered Trademark-

This report must be preceded or accompanied by a current prospectus.

METHODS FOR PLACING ORDERS
The information below outlines how Schwab brokerage account investors can place orders. If you are investing through a third-party investment provider, methods for placing orders may be different.

PHONE
Call 800-435-4000, day or night (for TDD service, call 800-345-2550).

INTERNET
www.schwab.com/schwabfunds

MAIL
Write to SchwabFunds at:
P. O. Box 7575, San Francisco, CA 94120-7575

When selling or exchanging shares, be sure to include the signatures of at least one of the persons whose name is on the account.

IN PERSON
Visit the nearest Charles Schwab office.

SCHWAB ASSET ALLOCATION FUNDS
Schwab MarketTrack All Equity Portfolio
Schwab MarketTrack Growth Portfolio
Schwab MarketTrack Balanced Portfolio
Schwab MarketTrack Conservative Portfolio
Schwab MarketManager Growth Portfolio
Schwab MarketManager Balanced Portfolio

SCHWAB STOCK FUNDS
Schwab S&P 500-Registered Trademark- Fund
Schwab 1000 Fund-Registered Trademark-
Schwab Total Stock Market Index Fund-TM-
Schwab Analytics Fund-Registered Trademark-
Schwab Small-Cap Index Fund-Registered Trademark-
Schwab MarketManager Small Cap Portfolio
Schwab International Index Fund-Registered Trademark-
Schwab MarketManager International Portfolio

SCHWAB BOND FUNDS
Schwab Total Bond Market Index Fund
Schwab Short-Term Bond Market Index Fund
Schwab Long-Term Tax-Free Bond Fund
Schwab Short/Intermediate Tax-Free Bond Fund
Schwab California Long-Term Tax-Free Bond Fund
Schwab California Short/Intermediate
  Tax-Free Bond Fund

SCHWAB MONEY MARKET FUNDS
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity.(1) Choose from taxable or tax-advantaged alternatives. Many can be linked to your Schwab account to "sweep" cash balances automatically when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments.-Registered Trademark-

(1)Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

                        [LOGO]

  Investment Adviser
  Charles Schwab Investment Management, Inc.
  P.O. Box 7575, San Francisco, CA 94120-7575

  Distributor
  Charles Schwab & Co., Inc.
  101 Montgomery Street, San Francisco, CA 94104

  This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

  -C-1999 Charles Schwab & Co., Inc. All rights reserved.
  Member SIPC/NYSE.

  Printed on recycled paper. (0099-2264) MKT3813-1 (6/99)